UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22487

DBX ETF Trust

(Exact name of Registrant as specified in charter)

60 Wall Street

New York, New York 10005

(Address of principal executive offices) (Zip code)

Alex Depetris

DBX ETF Trust

60 Wall Street

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 250-4352

Date of fiscal year end: May 31, 2012

Date of reporting period: November 30, 2012

Item 1. Report to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SEMI-ANNUAL REPORT

November 30, 2012

Unaudited

DBX ETF Trust

db-X MSCI Brazil Currency-Hedged Equity Fund (DBBR)

db-X MSCI Canada Currency-Hedged Equity Fund (DBCN)

db-X MSCI EAFE Currency-Hedged Equity Fund (DBEF)

db-X MSCI Emerging Markets Currency-Hedged Equity Fund (DBEM)

db-X MSCI Japan Currency-Hedged Equity Fund (DBJP)

DBX ETF Trust

TO OUR SHAREHOLDERS:

Dear Shareholder,

We are pleased to present this Annual Report for DBX ETF Trust, which covers the period from June 1, 2012 through November 30, 2012.

During the semi-annual period, global equity markets increased significantly, despite declines from October through early November, due to improving economic conditions and reduced concern over the European Union. While equities rallied, the US dollar declined as measured by the DXY index, an index measuring the value of the dollar against a basket of currencies including the Euro, Great British pound, Japanese yen, Canadian dollar, Swedish krona and the Swiss franc.

The db-X MSCI Brazil Currency-Hedged Equity Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Brazil US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to Brazilian equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and Brazilian real. For the period June 1, 2012 to November 30, 2012, the db-X MSCI Brazil Currency-Hedged Equity Shares returned 2.22% (based on net asset value or “NAV”), compared with the Underlying Index return of 2.68%.

The db-X MSCI Canada Currency-Hedged Equity Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Canada US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to Canadian equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and Canadian dollar. For the period June 1, 2012 to November 30, 2012, the db-X MSCI Canada Currency-Hedged Equity Shares returned 7.47% (based on NAV), compared with the Underlying Index return of 7.65%.

The db-X MSCI EAFE Currency-Hedged Equity Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed provide exposure to equity securities in developed international stock markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies. As of November 30, 2012, the Index included securities from the following 22 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. For the period June 1, 2012 to November 30, 2012, the db-X MSCI EAFE Currency-Hedged Equity Shares returned 14.59% (based on NAV), compared with the Underlying Index return of 14.67%.

The db-X MSCI Emerging Markets Currency-Hedged Equity Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EM US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities in the global emerging markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected emerging market currencies. As of November 30, 2011, the Index included securities from the following 21 countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, South Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. For the period June 1, 2012 to November 30, 2012, the db-X MSCI Emerging Markets Currency-Hedged Equity Shares returned 6.83% (based on NAV), compared with the Underlying Index return of 8.00%.

The db-X MSCI Japan Currency-Hedged Equity Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Japan US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to Japanese equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and Japanese yen. For the period June 1, 2012 to November 30, 2012, the db-X MSCI Japan Currency-Hedged Equity Shares returned 9.79% (based on NAV), compared with the Underlying Index return of 9.95%.

Deutsche Bank, a leading global banking institution, has managed and operated a successful and growing platform of exchange-traded products since 2006. Our team at Deutsche Bank values the trust that you have placed in us and we look forward to meeting your investment needs by continuing to offer innovative index-driven strategies.

Very truly yours,

Alex Depetris Chairman, President and Chief Executive Officer

*************************

Performance quoted above represents past performance, assumes reinvestment of all dividends and capital gains distributions at net asset value (“NAV”), and does not guarantee future results. A Fund’s NAV return is based on the changes in the Fund’s NAV per share for the period indicated. A Fund’s NAV per share is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. Current Fund performance may be higher or lower than the performance quoted. Fund performance data current to the most recent month end may be obtained by visiting www.dbxetf.com.

An index is a statistical measure of a specified financial market or sector. An index is unmanaged and one cannot invest directly in an index. An index does not actually hold a portfolio of securities, incur expenses, or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk. Investment in the Funds poses investment risk, including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost.

DBX ETF Trust

FEES AND EXPENSES (Unaudited)

As a shareholder of one or more of the funds of the DBX ETF Trust (each, a “Fund” and collectively, the “Funds”), you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held through the six month period ended November 30, 2012.

ACTUAL EXPENSES

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2012	Ending Account Value November 30, 2012	Annualized Expense Ratio(1) based on the number of days in the period	Expenses Paid During the Period(2) June 1, 2012 to November 30, 2012
db-X MSCI Brazil Currency-Hedged Equity Fund
Actual	$1,000.00	$1,022.20	0.76%	$3.85
Hypothetical (5% return before expenses)	$1,000.00	$1,021.26	0.76%	$3.85
db-X MSCI Canada Currency-Hedged Equity Fund
Actual	$1,000.00	$1,074.70	0.66%	$3.43
Hypothetical (5% return before expenses)	$1,000.00	$1,021.76	0.66%	$3.35
db-X MSCI EAFE Currency-Hedged Equity Fund
Actual	$1,000.00	$1,145.90	0.72%	$3.87
Hypothetical (5% return before expenses)	$1,000.00	$1,021.46	0.72%	$3.65
db-X MSCI Emerging Markets Currency-Hedged Equity Fund
Actual	$1,000.00	$1,068.80	0.81%	$4.20
Hypothetical (5% return before expenses)	$1,000.00	$1,021.01	0.81%	$4.10
db-X MSCI Japan Currency-Hedged Equity Fund
Actual	$1,000.00	$1,097.90	0.66%	$3.47
Hypothetical (5% return before expenses)	$1,000.00	$1,021.76	0.66%	$3.35

(1) DBX Advisors LLC (the “Advisor”), has contractually agreed to reduce its fees and/or pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes and extraordinary expenses) in order to limit each Fund’s net annual operating expenses for shares of each Fund to 0.65% (with respect to db-X MSCI Emerging Markets Fund), 0.35% (with respect to db-X MSCI EAFE Fund), 0.60% (with respect to db-X MSCI Brazil Fund), 0.50% (with respect to db-X MSCI Canada Fund) and 0.50% (with respect db-X MSCI Japan Fund) of its average net assets (the “Expense Cap”). The Expense Cap will remain in effect until September 30, 2013.

(2) Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period June 1, 2012 to November 30, 2012. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period; then multiplying the result by 183 days and then dividing the result by 365.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI Brazil Currency-Hedged Equity Fund

November 30, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 47.9%
Basic Materials — 7.8%
Cia Siderurgica Nacional SA	6,900	$33,874
Fibria Celulose SA*	2,300	22,614
Ultrapar Participacoes SA	2,900	59,715
Vale SA	12,100	212,916

		329,119

Communications — 0.9%
Oi SA	2,300	9,709
Tim Participacoes SA	8,071	28,404

		38,113

Consumer, Cyclical — 2.7%
Cia Hering	1,300	29,105
Lojas Americanas SA	1,100	9,086
Lojas Renner SA	1,100	40,231
MRV Engenharia e Participacoes SA	2,900	15,350
Raia Drogasil SA	1,800	17,690

		111,462

Consumer, Non-cyclical — 13.5%
Amil Participacoes SA	1,200	17,314
Anhanguera Educacional Participacoes SA	1,200	18,123
BRF — Brasil Foods SA	6,000	108,948
CCR SA	8,300	71,316
Cia de Bebidas das Americas	1,200	43,635
Cielo SA	2,740	71,360
Cosan SA Industria e Comercio	1,100	20,226
Diagnosticos da America SA	2,200	12,787
Ecorodovias Infraestrutura e Logistica SA	1,600	12,774
Hypermarcas SA*	3,300	23,783
JBS SA*	3,900	9,874
Kroton Educacional SA*	600	11,636
Localiza Rent a Car SA	1,100	18,300
Multiplus SA	300	6,950
Natura Cosmeticos SA	1,600	42,351
Obrascon Huarte Lain Brasil SA	1,200	10,670
Qualicorp SA*	1,300	12,624
Souza Cruz SA	3,600	52,346

		565,017

Energy — 6.4%
OGX Petroleo e Gas Participacoes SA*	12,200	24,779
Petroleo Brasileiro SA	27,300	244,024

		268,803

Financial — 10.5%
Banco Bradesco SA	5,300	80,487
Banco do Brasil SA	5,400	55,370
Banco Santander Brasil SA	7,200	48,858
BM&FBovespa SA	16,400	98,547
BR Malls Participacoes SA	3,600	46,247
BR Properties SA	1,800	21,228
CETIP SA — Balcao Organizado de Ativos e Derivativos	1,900	19,518
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,800	23,350
Odontoprev SA	2,500	12,636

	Number of Shares	Value

Financial (Continued)
PDG Realty SA Empreendimentos e Participacoes	10,600	$14,932
Porto Seguro SA	1,000	10,544
Sul America SA	1,017	7,377

		439,094

Industrial — 2.6%
All America Latina Logistica SA	4,200	15,489
Duratex SA	2,300	15,877
Embraer SA	5,300	32,517
Multiplan Empreendimentos Imobiliarios SA	700	19,328
WEG SA	1,900	24,230

		107,441

Technology — 0.4%
Totvs SA	1,000	18,715

Utilities — 3.1%
Centrais Eletricas Brasileiras SA	2,500	8,950
Cia de Saneamento Basico do Estado de Sao Paulo	1,000	40,481
Cia de Saneamento de Minas Gerais-Copasa	400	8,424
CPFL Energia SA	2,300	24,595
EDP — Energias do Brasil SA	2,300	13,046
Light SA	500	5,546
MPX Energia SA*	1,200	6,262
Tractebel Energia SA	1,400	22,833

		130,137

TOTAL COMMON STOCKS (Cost $2,537,405)		2,007,901

PREFERRED STOCKS — 50.4%
Basic Materials — 11.1%
Braskem SA	1,400	9,028
Gerdau SA	7,900	65,513
Klabin SA	4,200	23,665
Metalurgica Gerdau SA, Class A	2,600	27,317
Usinas Siderurgicas de Minas Gerais SA	3,600	21,060
Vale SA	18,500	317,741

		464,324

Communications — 2.1%
Oi SA	7,900	29,762
Telefonica Brasil SA	2,700	58,630

		88,392

Consumer, Cyclical — 1.1%
Lojas Americanas SA	3,823	33,636
Marcopolo SA	2,000	11,756

		45,392

Consumer, Non-cyclical — 7.7%
Cia Brasileira de Distribuicao Grupo Pao de Acucar	900	38,328
Cia de Bebidas das Americas	6,900	285,778

		324,106

Diversified — 2.5%
Itausa — Investimentos Itau SA	23,190	104,511

See Notes to Financial Statements.	4

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI Brazil Currency-Hedged Equity Fund (Continued)

November 30, 2012 (Unaudited)

	Number of Shares	Value

Energy — 8.0%
Petroleo Brasileiro SA	38,500	$336,208

Financial — 15.5%
Banco Bradesco SA	17,700	293,978
Banco do Estado do Rio Grande do Sul	1,700	12,061
Bradespar SA	2,100	28,009
Itau Unibanco Holding SA	20,900	314,361

		648,409

Utilities — 2.4%
AES Tiete SA	1,000	10,670
Centrais Eletricas Brasileiras SA	2,100	9,484
Cia Energetica de Minas Gerais	4,325	51,957
Cia Energetica de Sao Paulo	1,500	12,250
Cia Paranaense de Energia	900	12,004
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	900	5,724

		102,089

TOTAL PREFERRED STOCKS (Cost $2,675,051)		2,113,431

TOTAL INVESTMENTS — 98.3% (Cost $5,212,456)		$4,121,332
Other assets less liabilities — 1.7%		69,769

NET ASSETS — 100.0%		$4,191,101

INDUSTRY BREAKDOWN AS OF NOVEMBER 30, 2012

(Unaudited)

	Value	% of Net Assets
Financial	$1,087,503	26.0%
Consumer, Non-cyclical	889,123	21.2
Basic Materials	793,443	18.9
Energy	605,011	14.4
Utilities	232,226	5.5
Consumer, Cyclical	156,854	3.8
Communications	126,505	3.0
Industrial	107,441	2.6
Diversified	104,511	2.5
Technology	18,715	0.4

TOTAL INVESTMENTS	4,121,332	98.3
Other assets less liabilities	69,769	1.7

NET ASSETS	$4,191,101	100.0%

As of November 30, 2012, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
HSBC	12/5/2012	BRL	66,500	USD	32,579	$1,481
HSBC	12/5/2012	BRL	4,273,000	USD	2,095,892	97,687
JP Morgan & Chase Co.	12/5/2012	BRL	4,273,000	USD	2,096,303	98,098
The Bank of New York Mellon	12/5/2012	BRL	60,000	USD	28,463	405
HSBC	12/5/2012	USD	2,058,586	BRL	4,339,500	(29,283)
JP Morgan & Chase Co.	12/5/2012	USD	2,027,232	BRL	4,273,000	(29,027)
The Bank of New York Mellon	12/5/2012	USD	29,390	BRL	60,000	(1,332)
HSBC	1/4/2013	BRL	4,402,000	USD	2,078,670	29,436
JP Morgan & Chase Co.	1/4/2013	BRL	4,402,000	USD	2,078,768	29,534

						$196,999

Currency Abbreviations

BRL – Brazilian Real

USD – U.S. Dollar

* Non-Income producing securities.

See Notes to Financial Statements.	5

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI Canada Currency-Hedged Equity Fund

November 30, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 96.9%
Basic Materials — 18.9%
Agnico-Eagle Mines Ltd.	600	$33,456
Agrium, Inc.	540	55,144
Barrick Gold Corp.	3,690	128,121
Cameco Corp.	1,500	27,362
Centerra Gold, Inc.	600	5,382
Eldorado Gold Corp.	2,400	34,671
First Quantum Minerals Ltd.	1,650	33,885
Franco-Nevada Corp.	500	28,298
Goldcorp, Inc.	2,950	114,959
IAMGOLD Corp.	1,400	16,546
Inmet Mining Corp.	200	13,641
Kinross Gold Corp.	4,200	42,535
New Gold, Inc.*	1,600	16,993
Osisko Mining Corp.*	1,300	10,600
Pan American Silver Corp.	530	10,265
Potash Corp. of Saskatchewan, Inc.	3,150	121,865
Silver Wheaton Corp.	1,300	47,859
Sino-Forest Corp.*	900	—
Teck Resources Ltd., Class B	2,050	69,403
Turquoise Hill Resources Ltd.*	1,500	11,295
Yamana Gold, Inc.	2,800	52,767

		875,047

Communications — 4.7%
BCE, Inc.	900	38,107
Bell Aliant, Inc.	300	8,212
Rogers Communications, Inc., Class B	1,450	64,037
Shaw Communications, Inc., Class B	1,400	30,865
TELUS Corp. — Non Vote, Class A	600	39,183
Thomson Reuters Corp.	1,400	38,547

		218,951

Consumer, Cyclical — 3.8%
Alimentation Couche Tard, Inc., Class B	500	24,699
Canadian Tire Corp. Ltd., Class A	300	19,903
Dollarama, Inc.	300	19,162
Gildan Activewear, Inc.	400	14,005
Magna International, Inc., Class A	800	37,328
Shoppers Drug Mart Corp.	800	33,671
Tim Hortons, Inc.	600	27,906

		176,674

Consumer, Non-cyclical — 3.9%
Catamaran Corp.*	700	34,361
Empire Co. Ltd., Class A	100	5,803
George Weston Ltd.	200	12,664
Loblaw Cos. Ltd.	400	13,478
Metro, Inc., Class A	400	24,628
Ritchie Bros Auctioneers, Inc.	300	6,862
Saputo, Inc.	500	23,174
Valeant Pharmaceuticals International, Inc.*	1,050	58,496

		179,466

Energy — 25.1%
ARC Resources Ltd.	1,100	27,551
Athabasca Oil Corp.*	1,200	13,433
Baytex Energy Corp.	400	17,758

	Number of Shares	Value

Energy (Continued)
Bonavista Energy Corp.	500	$8,295
Canadian Natural Resources Ltd.	4,060	116,852
Canadian Oil Sands Ltd.	1,650	33,487
Cenovus Energy, Inc.	2,775	93,194
Crescent Point Energy Corp.	1,225	48,107
Enbridge, Inc.	2,700	109,321
EnCana Corp.	2,750	60,075
Enerplus Corp.	700	9,358
Husky Energy, Inc.	1,300	36,487
Imperial Oil Ltd.	1,050	44,765
MEG Energy Corp.*	500	18,020
Nexen, Inc.	2,000	49,107
Pacific Rubiales Energy Corp.	1,100	23,997
Pembina Pipeline Corp.	1,100	31,150
Pengrowth Energy Corp.	1,800	9,368
Penn West Petroleum Ltd.	1,650	18,438
Progress Energy Resources Corp.	700	14,221
Suncor Energy, Inc.	5,710	186,587
Talisman Energy, Inc.	3,800	42,768
Tourmaline Oil Corp.*	450	14,958
TransCanada Corp.	2,550	118,034
Vermilion Energy, Inc.	300	15,264

		1,160,595

Financial — 32.2%
Bank of Montreal	2,360	141,764
Bank of Nova Scotia	4,280	241,285
Brookfield Asset Management, Inc., Class A	2,050	71,364
Brookfield Office Properties, Inc.	900	14,859
Canadian Imperial Bank of Commerce	1,450	117,069
CI Financial Corp.	600	14,496
Great-West Lifeco, Inc.	1,050	24,861
H&R Real Estate Investment Trust REIT	300	7,022
IGM Financial, Inc.	400	16,349
Industrial Alliance Insurance & Financial Services, Inc.	300	8,755
Intact Financial Corp.	500	32,265
Manulife Financial Corp.	6,600	84,912
National Bank of Canada	590	46,079
Onex Corp.	300	12,292
Power Corp. of Canada	1,200	30,201
Power Financial Corp.	900	24,019
RioCan Real Estate Investment Trust REIT	500	13,575
Royal Bank of Canada	5,220	309,515
Sun Life Financial, Inc.	2,150	58,850
Toronto-Dominion Bank (The) (a)	2,640	220,534

		1,490,066

Industrial — 6.1%
Bombardier, Inc., Class B	5,200	18,374
CAE, Inc.	1,000	9,946
Canadian National Railway Co.	1,600	143,901
Canadian Pacific Railway Ltd.	600	55,992
Finning International, Inc.	600	13,747
SNC-Lavalin Group, Inc.	550	21,815
Viterra, Inc.	1,200	18,785

		282,560

See Notes to Financial Statements.	6

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI Canada Currency-Hedged Equity Fund (Continued)

November 30, 2012 (Unaudited)

	Number of Shares	Value

Technology — 1.1%
CGI Group, Inc., Class A*	750	$17,214
Open Text Corp.*	200	11,490
Research In Motion Ltd.*	1,800	21,002

		49,706

Utilities —1.1%
Canadian Utilities Ltd., Class A	200	13,538
Fortis, Inc.	700	23,522
TransAlta Corp.	800	12,040

		49,100

TOTAL COMMON STOCKS (Cost $4,763,661)		4,482,165

TOTAL INVESTMENTS — 96.9% (Cost $4,763,661)		$4,482,165
Other assets less liabilities — 3.1%		145,147

NET ASSETS — 100.0%		$4,627,312

INDUSTRY BREAKDOWN AS OF NOVEMBER 30, 2012

(Unaudited)

	Value	% of Net Assets
Financial	$1,490,066	32.2%
Energy	1,160,595	25.1
Basic Materials	875,047	18.9
Industrial	282,560	6.1
Communications	218,951	4.7
Consumer, Non-cyclical	179,466	3.9
Consumer, Cyclical	176,674	3.8
Technology	49,706	1.1
Utilities	49,100	1.1

TOTAL INVESTMENTS	4,482,165	96.9
Other assets less liabilities	145,147	3.1

NET ASSETS	$4,627,312	100.0%

As of November 30, 2012, the Fund had the following futures contracts open:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Depreciation
S&P/TSX 60 IX Futures	1	$141,320	12/20/2012	$(2,370)

As of November 30, 2012, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
HSBC	12/5/2012	CAD	35,000	USD	35,130	$(100)
HSBC	12/5/2012	CAD	2,246,000	USD	2,245,719	(15,082)
JP Morgan & Chase Co.	12/5/2012	CAD	2,246,000	USD	2,245,540	(15,261)
The Bank of New York Mellon	12/5/2012	CAD	14,942	USD	15,041	1
HSBC	12/5/2012	USD	2,280,850	CAD	2,265,771	(147)
JP Morgan & Chase Co.	12/5/2012	USD	2,245,540	CAD	2,230,690	(150)
The Bank of New York Mellon	12/5/2012	USD	15,041	CAD	15,000	57
HSBC	1/4/2013	CAD	2,213,000	USD	2,226,354	186
JP Morgan & Chase Co.	1/4/2013	CAD	2,213,000	USD	2,226,354	186

						$(30,310)

Currency Abbreviations

CAD – Canadian Dollar

USD – U.S. Dollar

* Non-Income producing securities.

(a) Affiliated company. The Sub-Advisor is a subsidiary of The Toronto-Dominion Bank. Therefore, Toronto-Dominion Bank is considered to be affiliated with the Fund.

REIT – Real Estate Investment Trust.

See Notes to Financial Statements.	7

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI EAFE Currency-Hedged Equity Fund

November 30, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 97.8%
Australia — 8.8%
AGL Energy Ltd.	471	$7,063
ALS Ltd.	320	3,173
Alumina Ltd.	3,854	3,821
AMP Ltd.	5,587	26,821
Asciano Ltd.	982	4,458
ASX Ltd.	228	7,005
Australia & New Zealand Banking Group Ltd.	3,396	86,334
Bendigo and Adelaide Bank Ltd.	914	7,707
BHP Billiton Ltd.	4,490	161,144
Boral Ltd.	973	4,082
Brambles Ltd.	1,339	10,117
Caltex Australia Ltd.	598	11,408
Centro Retail Australia REIT	2,007	4,566
Cochlear Ltd.	60	4,721
Commonwealth Bank of Australia	2,161	134,615
Computershare Ltd.	559	5,075
Crown Ltd.	892	9,542
CSL Ltd.	829	44,728
Dexus Property Group REIT	3,880	4,069
Fortescue Metals Group Ltd.	753	3,073
Goodman Group REIT	1,718	8,283
GPT Group REIT	1,354	4,932
Harvey Norman Holdings Ltd.	1,315	2,477
Iluka Resources Ltd.	598	5,136
Incitec Pivot Ltd.	1,525	5,013
Leighton Holdings Ltd.	884	15,895
Lend Lease Group	553	4,963
Macquarie Group Ltd.	850	29,060
Mirvac Group REIT	4,242	6,508
National Australia Bank Ltd.	3,113	78,944
Newcrest Mining Ltd.	1,144	30,623
Orica Ltd.	469	11,786
Origin Energy Ltd.	1,743	19,973
Oz Minerals Ltd.	340	2,608
QBE Insurance Group Ltd.	1,739	19,854
Ramsay Health Care Ltd.	159	4,410
Rio Tinto Ltd.	745	45,677
Santos Ltd.	1,977	22,984
Shopping Centres Australasia Property Group REIT*	356	539
Sims Metal Management Ltd.	186	1,743
Sonic Healthcare Ltd.	435	6,102
SP AusNet	8,399	9,291
Stockland REIT	2,142	7,578
Suncorp Group Ltd.	1,209	12,226
Sydney Airport	2,088	7,736
Telstra Corp. Ltd.	9,215	41,448
Wesfarmers Ltd.	1,435	53,239
Westfield Group REIT	3,183	34,612
Westfield Retail Trust REIT	1,517	4,734
Westpac Banking Corp.	4,892	130,185
Woodside Petroleum Ltd.	804	28,360
Woolworths Ltd.	1,781	54,421
Worleyparsons Ltd.	252	6,459

		1,261,321

	Number of Shares	Value

Austria — 0.4%
Erste Group Bank AG*	433	$12,735
OMV AG	138	4,932
Raiffeisen Bank International AG	300	12,355
Verbund AG, Class A	300	6,859
Vienna Insurance Group AG Wiener Versicherung Gruppe	300	14,241
Voestalpine AG	300	9,686

		60,808

Belgium — 0.9%
Anheuser-Busch InBev NV	1,014	88,870
Colruyt SA	100	4,601
Groupe Bruxelles Lambert SA	42	3,268
Solvay SA	84	11,384
UCB SA	300	17,029
Umicore SA	171	8,883

		134,035

Denmark — 1.4%
AP Moller — Maersk A/S, Class A	3	20,292
AP Moller — Maersk A/S, Class B	3	21,421
Carlsberg A/S, Class B	261	25,412
Danske Bank A/S*	1,435	24,603
DSV A/S	300	7,081
Novo Nordisk A/S, Class B	533	84,648
Novozymes A/S, Class B	298	8,208
TDC A/S	598	4,077

		195,742

Finland — 0.6%
Fortum OYJ	904	16,283
Kone OYJ, Class B	204	15,282
Metso OYJ	138	5,189
Nokia OYJ	6,217	20,618
Sampo OYJ, Class A	904	28,863
Wartsila OYJ Abp	24	1,012

		87,247

France — 9.9%
Aeroports de Paris	300	23,148
Air Liquide SA	537	65,586
Alstom SA	484	17,616
AXA SA	2,181	35,839
BNP Paribas SA	1,246	69,592
Bouygues SA	255	6,296
Bureau Veritas SA	300	33,285
Carrefour SA	727	17,950
Christian Dior SA	48	7,756
Cie de St-Gobain	499	19,910
Cie Generale de Geophysique — Veritas*	300	9,149
Cie Generale des Etablissements Michelin, Class B	328	30,505
Cie Generale d’Optique Essilor International SA	367	35,439
CNP Assurances	1,192	17,363
Credit Agricole SA*	1,841	13,956
Danone SA	813	51,572
Dassault Systemes SA	300	33,944
EDF SA	342	6,278

See Notes to Financial Statements.	8

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI EAFE Currency-Hedged Equity Fund (Continued)

November 30, 2012 (Unaudited)

	Number of Shares	Value

France (Continued)
Eutelsat Communications SA	300	$9,280
France Telecom SA	2,449	25,923
GDF Suez	1,764	39,678
Gecina SA REIT	300	33,160
Iliad SA	21	3,736
JCDecaux SA	298	6,742
Klepierre REIT	300	11,502
Lafarge SA	409	23,761
Lagardere SCA	300	9,030
Legrand SA	225	9,112
L’Oreal SA	327	44,378
LVMH Moet Hennessy Louis Vuitton SA	360	63,160
Natixis	4,162	13,332
Pernod-Ricard SA	300	33,968
PPR	177	33,010
Renault SA	255	12,753
Sanofi	1,664	148,586
Schneider Electric SA	669	47,018
Societe BIC SA	300	37,495
Societe Generale SA*	986	35,655
Sodexo	123	9,932
Suez Environnement Co.	1,192	12,991
Technip SA	129	14,986
Total SA	2,745	137,355
Unibail-Rodamco SE REIT	135	31,682
Vallourec SA	141	7,322
Vinci SA	559	24,664
Vivendi SA	1,737	37,320

		1,412,715

Germany — 8.7%
Adidas AG	403	35,441
Allianz SE	610	79,293
BASF SE	1,130	101,256
Bayer AG	1,177	106,463
Bayerische Motoren Werke AG	453	40,174
Beiersdorf AG	132	10,352
Celesio AG	300	5,096
Commerzbank AG*	4,332	7,780
Continental AG	117	12,949
Daimler AG	1,396	68,954
Deutsche Bank AG (a)	1,243	54,867
Deutsche Boerse AG	382	21,517
Deutsche Lufthansa AG	1,010	16,761
Deutsche Post AG	1,611	33,439
Deutsche Telekom AG	3,542	39,017
E.ON AG	2,422	43,626
Fraport AG Frankfurt Airport Services Worldwide	300	16,638
Fresenius Medical Care AG & Co. KGaA	412	28,291
Fresenius SE & Co. KGaA	285	32,944
GEA Group AG	210	6,862
Hannover Rueckversicherung AG	300	22,103
Heidelbergcement AG	159	8,641
Hochtief AG*	205	10,942
Infineon Technologies AG	1,484	11,379
K+S AG	376	16,988

	Number of Shares	Value

Germany (Continued)
Kabel Deutschland Holding AG	300	$21,693
Lanxess AG	127	11,055
Linde AG	229	39,596
MAN SE	216	22,698
Merck KGaA	60	8,026
Muenchener Rueckversicherungs AG	237	40,455
RWE AG	660	27,523
SAP AG	1,256	98,074
Siemens AG	1,058	109,115
Suedzucker AG	300	11,818
ThyssenKrupp AG	535	10,833
Volkswagen AG	36	7,323

		1,239,982

Greece — 0.1%
Coca-Cola Hellenic Bottling Co. SA	892	20,742

Hong Kong — 2.9%
AIA Group Ltd.	13,800	53,685
Cathay Pacific Airways Ltd.	10,000	17,574
Cheung Kong Holdings Ltd.	2,000	30,528
CLP Holdings Ltd.	5,000	43,837
Galaxy Entertainment Group Ltd.*	5,100	19,444
Hang Lung Properties Ltd.	2,600	9,528
Hang Seng Bank Ltd.	1,000	15,277
Hong Kong Exchanges & Clearing Ltd.	1,300	20,766
Hutchison Whampoa Ltd.	2,000	20,567
Kerry Properties Ltd.	1,600	8,165
Li & Fung Ltd.	10,400	17,123
Link REIT (The)	3,100	16,820
MTR Corp.	9,000	35,941
New World Development Co. Ltd.	4,000	6,338
Power Assets Holdings Ltd.	1,900	16,720
Sands China Ltd.	3,400	14,499
Shangri-La Asia Ltd.	4,900	9,484
Sino Land Co. Ltd.	6,740	12,175
Sun Hung KAI Properties Ltd.	2,000	29,264
Swire Pacific Ltd., Class A	300	3,677
Wheelock & Co. Ltd.	2,200	10,673
Wynn Macau Ltd.	2,700	7,717

		419,802

Ireland — 1.0%
CRH PLC	1,592	29,090
Elan Corp. PLC*	514	5,161
Experian PLC	2,539	42,184
Kerry Group PLC, Class A	118	6,182
Shire PLC	961	27,806
WPP PLC	2,538	34,807

		145,230

Israel — 0.4%
Bank Hapoalim BM*	1,375	5,666
Teva Pharmaceutical Industries Ltd.	1,279	51,961

		57,627

Italy — 1.9%
Assicurazioni Generali SpA	1,465	24,578
Banca Monte dei Paschi di Siena SpA*	11,334	2,991

See Notes to Financial Statements.	9

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI EAFE Currency-Hedged Equity Fund (Continued)

November 30, 2012 (Unaudited)

	Number of Shares	Value

Italy (Continued)
Banco Popolare SC*	2,477	$3,650
Enel SpA	8,257	31,292
ENI SpA	3,211	75,921
Fiat Industrial SpA	591	6,318
Intesa Sanpaolo SpA	13,791	23,209
Luxottica Group SpA	300	12,310
Mediobanca SpA	819	4,529
Pirelli & C SpA	598	6,937
Prysmian SpA	300	5,673
Saipem SpA	553	24,618
Telecom Italia SpA	21,320	19,423
Unicredit SpA*	4,992	23,243
Unione di Banche Italiane SCPA	1,286	5,024

		269,716

Japan — 19.0%
Aisin Seiki Co. Ltd.	300	8,865
Asahi Kasei Corp.	800	4,561
Astellas Pharma, Inc.	1,000	50,584
Bank of Yokohama Ltd. (The)	3,000	14,229
Bridgestone Corp.	900	21,715
Canon, Inc.	1,500	52,459
Central Japan Railway Co.	300	23,764
Chubu Electric Power Co., Inc.	900	12,162
Chugai Pharmaceutical Co. Ltd.	300	5,947
Chugoku Electric Power Co., (The), Inc.	600	8,654
Credit Saison Co. Ltd.	300	6,667
Dai Nippon Printing Co. Ltd.	2,000	14,969
Dai-ichi Life Insurance Co. Ltd. (The)	12	13,596
Daiichi Sankyo Co. Ltd.	600	9,258
Daikin Industries Ltd.	300	9,433
Daito Trust Construction Co. Ltd.	200	19,385
Daiwa Securities Group, Inc.	3,000	13,283
Denso Corp.	900	29,576
Dentsu, Inc.	300	7,337
East Japan Railway Co.	700	45,938
Eisai Co. Ltd.	300	12,592
Electric Power Development Co. Ltd.	300	7,595
FamilyMart Co. Ltd.	200	8,868
Fanuc Corp.	400	67,447
Fast Retailing Co. Ltd.	200	45,418
FUJIFILM Holdings Corp.	700	12,831
Hitachi Ltd.	7,000	40,419
Hokkaido Electric Power Co., Inc.	600	5,932
Hokuriku Electric Power Co.	600	6,645
Honda Motor Co. Ltd.	2,200	72,911
Hoya Corp.	600	11,522
Ibiden Co. Ltd.	100	1,368
Inpex Corp.	3	16,085
Isetan Mitsukoshi Holdings Ltd.	900	8,014
Isuzu Motors Ltd.	1,000	5,859
ITOCHU Corp.	3,000	29,987
Japan Tobacco, Inc.	1,200	35,956
JFE Holdings, Inc.	400	6,196
JGC Corp.	700	23,055
Jupiter Telecommunications Co. Ltd.	3	3,923
JX Holdings, Inc.	3,000	16,013

	Number of Shares	Value

Japan (Continued)
Kaneka Corp.	2,000	$10,044
Kansai Electric Power Co., (The), Inc.	1,000	9,511
Kao Corp.	400	10,981
KDDI Corp.	400	29,599
Keikyu Corp.	500	4,592
Keio Corp.	800	5,862
Keyence Corp.	110	30,718
Kirin Holdings Co. Ltd.	2,000	24,528
Kobe Steel Ltd.*	16,000	14,945
Komatsu Ltd.	1,200	26,887
Konica Minolta Holdings, Inc.	300	2,140
Kubota Corp.	1,000	10,614
Kuraray Co. Ltd.	1,500	18,469
Kyocera Corp.	300	27,622
Kyushu Electric Power Co., Inc.	600	5,619
Lawson, Inc.	100	6,769
Makita Corp.	300	12,646
Mazda Motor Corp.*	7,000	11,039
McDonald’s Holdings Co. Japan Ltd.	300	8,552
Miraca Holdings, Inc.	100	4,058
Mitsubishi Chemical Holdings Corp.	1,800	7,861
Mitsubishi Corp.	1,800	34,086
Mitsubishi Electric Corp.	3,000	23,364
Mitsubishi Estate Co. Ltd.	2,000	38,552
Mitsubishi Gas Chemical Co., Inc.	1,000	5,896
Mitsubishi Heavy Industries Ltd.	6,200	28,806
Mitsubishi Materials Corp.	10,000	28,507
Mitsubishi Tanabe Pharma Corp.	900	12,217
Mitsubishi UFJ Financial Group, Inc.	16,800	76,831
Mitsui & Co. Ltd.	2,400	33,161
Mitsui Fudosan Co. Ltd.	500	10,426
Mizuho Financial Group, Inc.	33,100	53,002
MS&AD Insurance Group Holdings	600	10,408
Murata Manufacturing Co. Ltd.	300	16,995
NEC Corp.*	4,000	6,987
Nikon Corp.	300	8,312
Nintendo Co. Ltd.	300	35,956
Nippon Electric Glass Co. Ltd.	3,000	17,104
Nippon Steel Corp.	12,000	27,513
Nippon Telegraph & Telephone Corp.	900	40,232
Nishi-Nippon City Bank Ltd. (The)	4,000	9,608
Nissan Motor Co. Ltd.	3,300	31,985
Nisshin Steel Holdings Co. Ltd.	100	711
Nissin Foods Holdings Co. Ltd.	300	11,828
Nitori Holdings Co. Ltd.	50	3,718
Nitto Denko Corp.	200	10,420
Nomura Holdings, Inc.	6,300	26,061
NTT Data Corp.	3	8,690
NTT DoCoMo, Inc.	21	30,289
OJI Paper Co. Ltd.	600	1,892
Olympus Corp.*	100	1,668
Omron Corp.	200	4,433
Oriental Land Co. Ltd.	300	38,612
ORIX Corp.	150	15,048
Otsuka Holdings Co. Ltd.	400	11,874
Panasonic Corp.	3,000	14,666
Rakuten, Inc.	900	7,588

See Notes to Financial Statements.	10

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI EAFE Currency-Hedged Equity Fund (Continued)

November 30, 2012 (Unaudited)

	Number of Shares	Value

Japan (Continued)
Resona Holdings, Inc.	2,400	$10,044
Ricoh Co. Ltd.	2,000	18,560
Rinnai Corp.	300	20,890
Sankyo Co. Ltd.	300	12,283
Secom Co. Ltd.	300	15,358
Sega Sammy Holdings, Inc.	300	4,993
Sekisui Chemical Co. Ltd.	2,000	15,673
Sekisui House Ltd.	800	7,502
Seven & I Holdings Co. Ltd.	1,200	34,965
Sharp Corp.	1,000	2,086
Shikoku Electric Power Co., Inc.	300	4,080
Shin-Etsu Chemical Co. Ltd.	600	35,300
Shiseido Co. Ltd.	300	4,349
SMC Corp.	200	33,772
Softbank Corp.	1,200	44,981
Sony Corp.	1,800	17,490
Sumitomo Corp.	2,400	29,783
Sumitomo Mitsui Financial Group, Inc.	1,900	61,171
Sumitomo Mitsui Trust Holdings, Inc.	1,000	3,033
Sumitomo Realty & Development Co. Ltd.	2,100	57,140
Suzuki Motor Corp.	300	7,118
T&D Holdings, Inc.	900	9,673
Taisho Pharmaceutical Holdings Co. Ltd.	34	2,504
Takeda Pharmaceutical Co. Ltd.	1,000	45,733
Terumo Corp.	100	4,234
Toho Gas Co. Ltd.	2,000	11,621
Tohoku Electric Power Co., Inc.*	600	5,437
Tokio Marine Holdings, Inc.	1,200	30,774
Tokyo Electric Power Co., Inc. (The)*	2,700	4,258
Tokyo Electron Ltd.	300	13,374
Tokyo Gas Co. Ltd.	1,000	4,913
Tokyu Corp.	600	3,079
Toppan Printing Co. Ltd.	2,000	12,373
Toray Industries, Inc.	2,200	13,024
Toshiba Corp.	10,000	34,088
Toyota Industries Corp.	300	8,978
Toyota Motor Corp.	3,700	158,665
Toyota Tsusho Corp.	300	6,907
Trend Micro, Inc.	100	2,607
Unicharm Corp.	300	15,321
West Japan Railway Co.	100	3,997
Yahoo Japan Corp.	18	6,044
Yakult Honsha Co. Ltd.	300	13,155
Yamaguchi Financial Group, Inc.	2,000	18,220
Yamaha Corp.	400	3,634
Yamaha Motor Co. Ltd.	400	4,197
Yamato Holdings Co. Ltd.	400	5,988

		2,714,889

Luxembourg — 0.0% (b)
Millicom International Cellular SA	39	3,347

Netherlands — 4.8%
Aegon NV	1,433	8,243
Akzo Nobel NV	418	23,887
ASML Holding NV	436	27,240
European Aeronautic Defence & Space Co. NV	1,076	36,230
Fugro NV	300	18,000

	Number of Shares	Value
Netherlands (Continued)
Heineken Holding NV	448	$24,255
Heineken NV	493	32,514
ING Groep NV*	5,494	49,373
Koninklijke Ahold NV	2,097	26,607
Koninklijke DSM NV	210	12,095
Koninklijke KPN NV	2,037	11,524
Koninklijke Philips Electronics NV	1,234	31,873
Randstad Holding NV	300	9,756
Royal Dutch Shell PLC, Class A	4,756	159,218
Royal Dutch Shell PLC, Class B	3,581	123,610
Tenaris SA	244	4,839
TNT Express NV	598	5,833
Unilever NV	2,115	80,250

		685,347

New Zealand — 0.1%
Contact Energy Ltd.*	1,507	6,582
Fletcher Building Ltd.	576	3,745

		10,327

Norway — 1.1%
Arcelormittal	1,075	16,337
DNB ASA	1,998	24,885
Seadrill Ltd.	642	24,708
Statoil ASA	1,525	37,287
Telenor ASA	1,794	36,422
Yara International ASA	234	11,736

		151,375

Portugal — 0.2%
Galp Energia SGPS SA, Class B	892	13,678
Jeronimo Martins SGPS SA	598	11,156

		24,834

Singapore — 2.1%
Capitaland Ltd.	3,100	8,965
City Developments Ltd.	2,000	19,204
DBS Group Holdings Ltd.	3,000	35,515
Global Logistic Properties Ltd.	21,000	48,345
Golden Agri-Resources Ltd.	5,000	2,704
Hutchison Port Holdings Trust, Class U	53,787	41,685
Jardine Cycle & Carriage Ltd.	300	11,992
Olam International Ltd.	4,000	5,161
Oversea-Chinese Banking Corp. Ltd.	4,000	30,837
SembCorp Industries Ltd.	2,100	8,912
SembCorp Marine Ltd.	2,200	8,219
Singapore Technologies Engineering Ltd.	2,800	8,419
Singapore Telecommunications Ltd.	6,000	16,271
United Overseas Bank Ltd.	3,000	46,010

		292,239

Spain — 2.5%
Acciona SA	150	9,725
Amadeus It Holding SA, Class A	298	6,957
Banco Bilbao Vizcaya Argentaria SA	2,011	17,063
Banco Popular Espanol SA*	4,238	3,539
Banco Santander SA	14,120	108,602
Bankia SA*	4,230	3,944

See Notes to Financial Statements.	11

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI EAFE Currency-Hedged Equity Fund (Continued)

November 30, 2012 (Unaudited)

	Number of Shares	Value
Spain (Continued)
Distribuidora Internacional de Alimentacion SA	727	$4,512
Enagas SA	388	7,940
Ferrovial SA	694	10,285
Gas Natural SDG SA	418	6,488
Iberdrola SA	6,184	30,723
Inditex SA	334	45,784
Red Electrica Corp. SA	208	9,638
Repsol YPF SA	991	21,021
Telefonica SA	5,570	73,092
Zardoya Otis SA	300	4,108

		363,421

Sweden — 2.9%
ASSA Abloy AB, Class B	435	15,737
Atlas Copco AB, Class A	1,159	29,858
Atlas Copco AB, Class B	219	5,053
Boliden AB	300	5,307
Hennes & Mauritz AB, Class B	1,504	48,805
Hexagon AB, Class B	438	10,836
Husqvarna AB, Class B	892	5,360
Investment AB Kinnevik, Class B	291	5,668
Investor AB, Class B	168	3,891
Lundin Petroleum AB*	297	7,017
Nordea Bank AB	3,293	30,142
Sandvik AB	1,727	25,814
Scania AB, Class B	225	4,670
Securitas AB, Class B	324	2,535
Skandinaviska Enskilda Banken AB, Class A	3,413	27,470
Skanska AB, Class B	334	5,306
SKF AB, Class B	526	12,649
Svenska Handelsbanken AB, Class A	901	32,027
Swedbank AB, Class A	1,674	30,922
Swedish Match AB	397	13,975
Telefonaktiebolaget LM Ericsson, Class B	4,068	37,908
Teliasonera AB	3,910	26,222
Volvo AB, Class B	2,199	31,150

		418,322

Switzerland — 9.7%
ABB Ltd.	2,871	55,952
Adecco SA	108	5,336
Aryzta AG	90	4,550
Baloise Holding AG	300	25,170
Cie Financiere Richemont SA	723	55,745
Credit Suisse Group AG	1,698	40,201
Geberit AG	48	10,142
Givaudan SA	7	7,029
Glencore International PLC	4,370	24,190
Holcim Ltd.	385	26,381
Julius Baer Group Ltd.	270	9,248
Kuehne + Nagel International AG	72	8,671
Lonza Group AG	66	3,180
Nestle SA	4,189	274,159
Novartis AG	3,053	188,938
Pargesa Holding SA	150	10,076
Roche Holding AG	933	183,640
Schindler Holding AG	300	41,955

	Number of Shares	Value
Switzerland (Continued)
Schindler Holding AG Participation Certificates	63	$8,838
SGS SA	6	13,461
Sika AG	3	6,588
Sonova Holding AG	66	7,208
Sulzer AG	22	3,407
Swatch Group AG (The)	63	30,429
Swiss Life Holding AG	186	24,888
Swiss Re AG	526	37,888
Swisscom AG	30	12,632
Syngenta AG	126	50,511
Transocean Ltd.	448	20,517
UBS AG	5,152	80,612
Wolseley PLC	264	12,253
Xstrata PLC	3,478	57,617
Zurich Financial Services AG	204	52,062

		1,393,474

United Kingdom — 18.4%
3i Group PLC	1,439	4,878
Aggreko PLC	168	6,008
Anglo American PLC	1,793	49,769
Antofagasta PLC	198	4,086
ARM Holdings PLC	2,189	27,145
Associated British Foods PLC	204	4,831
AstraZeneca PLC	2,056	97,717
Aviva PLC	4,807	26,994
Babcock International Group PLC	223	3,560
BAE Systems PLC	5,630	29,523
Barclays PLC	18,320	72,205
BG Group PLC	4,316	73,989
BHP Billiton PLC	2,674	84,055
BP PLC	25,138	173,827
British American Tobacco PLC	2,505	131,398
British Land Co. PLC REIT	1,339	11,799
British Sky Broadcasting Group PLC	2,187	26,595
BT Group PLC, Class A	9,732	36,408
Burberry Group PLC	267	5,505
Capita PLC	474	5,791
Carnival PLC	153	6,190
Centrica PLC	6,462	33,741
Cobham PLC	585	1,987
Compass Group PLC	3,099	35,797
Diageo PLC	3,167	94,224
Eurasian Natural Resources Corp. PLC	598	2,589
Fresnillo PLC	300	9,555
G4s PLC	610	2,416
GKN PLC	2,091	7,437
GlaxoSmithKline PLC	6,632	141,797
Hammerson PLC REIT	666	5,028
HSBC Holdings PLC	24,416	249,458
IMI PLC	211	3,563
Imperial Tobacco Group PLC	1,352	54,088
Intercontinental Hotels Group PLC	191	5,104
Intertek Group PLC	81	4,010
Invensys PLC	1,192	6,025
Investec PLC	848	5,186
ITV PLC	2,358	3,736

See Notes to Financial Statements.	12

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI EAFE Currency-Hedged Equity Fund (Continued)

November 30, 2012 (Unaudited)

	Number of Shares	Value
United Kingdom (Continued)
J Sainsbury PLC	634	$3,468
Johnson Matthey PLC	286	10,993
Kazakhmys PLC	300	3,429
Kingfisher PLC	2,403	10,703
Land Securities Group PLC REIT	1,321	17,101
Legal & General Group PLC	4,745	11,076
Lloyds Banking Group PLC*	59,824	44,564
Marks & Spencer Group PLC	1,532	9,587
Meggitt PLC	373	2,327
National Grid PLC	4,966	56,092
Next PLC	157	9,209
Old Mutual PLC	4,239	11,634
Pearson PLC	1,598	30,159
Prudential PLC	3,710	53,794
Randgold Resources Ltd.	90	9,611
Reckitt Benckiser Group PLC	875	55,024
Reed Elsevier PLC	901	9,275
Rexam PLC	1,192	8,359
Rio Tinto PLC	1,698	84,157
Rolls-Royce Holdings PLC	3,166	45,170
Royal Bank of Scotland Group PLC*	3,364	15,910
SABMiller PLC	1,339	60,658
Sage Group PLC (The)	1,102	5,502
Segro PLC REIT	606	2,294
Serco Group PLC	243	2,130
Severn Trent PLC	300	7,762
Smith & Nephew PLC	267	2,813
Smiths Group PLC	342	6,000
SSE PLC	1,333	30,433
Standard Chartered PLC	3,235	75,412
Standard Life PLC	1,484	7,608
Subsea 7 SA	382	8,733
Tate & Lyle PLC	762	9,437
Tesco PLC	10,852	56,523
TUI Travel PLC	2,088	9,076
Tullow Oil PLC	1,223	26,981
Unilever PLC	2,088	80,387
Vedanta Resources PLC	300	5,148
Vodafone Group PLC	63,712	164,496
Weir Group PLC (The)	321	9,721
Whitbread PLC	300	11,531
WM Morrison Supermarkets PLC	1,874	8,071

		2,640,372

TOTAL COMMON STOCKS (Cost $13,370,015)		14,002,914

	Number of Shares	Value
PREFERRED STOCKS — 0.7%
Germany — 0.7%
Henkel AG & Co. KGaA	421	$35,179
Porsche Automobil Holding SE	177	13,121
RWE AG — Non Vote	300	11,338
Volkswagen AG	184	39,831

		99,469

United Kingdom — 0.0% (b)
Rolls-Royce Holdings PLC		385

TOTAL PREFERRED STOCKS (Cost $81,242)		99,854

TOTAL INVESTMENTS — 98.5% (Cost $13,451,257)		$14,102,768
Other assets less liabilities — 1.5%		209,954

NET ASSETS — 100.0%		$14,312,722

INDUSTRY BREAKDOWN AS OF NOVEMBER 30, 2012 (Unaudited)

	Value	% of Net Assets
Financial	$3,408,214	23.8%
Consumer, Non-cyclical	3,208,634	22.4
Consumer, Cyclical	1,693,318	11.8
Industrial	1,685,305	11.8
Basic Materials	1,191,745	8.3
Energy	1,070,396	7.5
Communications	933,801	6.5
Utilities	568,579	4.0
Technology	308,401	2.2
Diversified	34,375	0.2

TOTAL INVESTMENTS	14,102,768	98.5
Other assets less liabilities	209,954	1.5

NET ASSETS	$14,312,722	100.0%

As of November 30, 2012, the Fund had the following futures contracts open:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation
E-mini MSCI Emerging Markets Index Futures	2	$155,930	12/21/2012	$1,280

See Notes to Financial Statements.	13

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI EAFE Currency-Hedged Equity Fund (Continued)

November 30, 2012 (Unaudited)

As of November 30, 2012, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
HSBC	12/5/2012	AUD	613,000	USD	634,050	$(5,422)
JP Morgan & Chase Co.	12/5/2012	AUD	613,000	USD	633,976	(5,496)
The Bank of New York Mellon	12/5/2012	AUD	7,000	USD	7,302	—
HSBC	12/5/2012	CHF	580,000	USD	623,120	(2,805)
JP Morgan & Chase Co.	12/5/2012	CHF	580,000	USD	623,143	(2,782)
The Bank of New York Mellon	12/5/2012	CHF	20,000	USD	21,204	(380)
HSBC	12/5/2012	DKK	565,000	USD	98,194	(314)
JP Morgan & Chase Co.	12/5/2012	DKK	565,000	USD	98,195	(313)
The Bank of New York Mellon	12/5/2012	DKK	40,000	USD	6,974	—
HSBC	12/5/2012	EUR	1,595,000	USD	2,067,327	(7,155)
JP Morgan & Chase Co.	12/5/2012	EUR	1,595,000	USD	2,067,382	(7,100)
The Bank of New York Mellon	12/5/2012	EUR	7,000	USD	9,104	—
HSBC	12/5/2012	GBP	963,000	USD	1,551,316	8,451
JP Morgan & Chase Co.	12/5/2012	GBP	963,000	USD	1,551,255	8,390
The Bank of New York Mellon	12/5/2012	GBP	7,000	USD	11,177	(38)
HSBC	12/5/2012	HKD	1,541,000	USD	198,844	9
JP Morgan & Chase Co.	12/5/2012	HKD	1,541,000	USD	198,846	12
HSBC	12/5/2012	ILS	114,000	USD	29,298	(576)
JP Morgan & Chase Co.	12/5/2012	ILS	114,000	USD	29,296	(578)
HSBC	12/5/2012	JPY	105,332,000	USD	1,318,116	40,277
JP Morgan & Chase Co.	12/5/2012	JPY	105,332,000	USD	1,318,098	40,258
The Bank of New York Mellon	12/5/2012	JPY	600,000	USD	7,477	199
HSBC	12/5/2012	NOK	416,000	USD	72,782	(644)
JP Morgan & Chase Co.	12/5/2012	NOK	416,000	USD	72,774	(653)
HSBC	12/5/2012	NZD	6,000	USD	4,922	(2)
JP Morgan & Chase Co.	12/5/2012	NZD	6,000	USD	4,922	(2)
HSBC	12/5/2012	SEK	1,373,000	USD	206,731	400
JP Morgan & Chase Co.	12/5/2012	SEK	1,373,000	USD	206,714	382
HSBC	12/5/2012	SGD	173,000	USD	141,786	52
JP Morgan & Chase Co.	12/5/2012	SGD	173,000	USD	141,793	59
The Bank of New York Mellon	12/5/2012	SGD	10,000	USD	8,194	1
HSBC	12/5/2012	USD	639,461	AUD	613,000	12
HSBC	12/5/2012	USD	626,086	CHF	580,000	(160)
HSBC	12/5/2012	USD	98,506	DKK	565,000	2
HSBC	12/5/2012	USD	2,074,473	EUR	1,595,000	9
HSBC	12/5/2012	USD	1,543,345	GBP	963,000	(480)
HSBC	12/5/2012	USD	198,838	HKD	1,541,000	(3)
HSBC	12/5/2012	USD	29,913	ILS	114,000	(39)
HSBC	12/5/2012	USD	1,277,224	JPY	105,332,000	616
HSBC	12/5/2012	USD	73,451	NOK	416,000	(24)
HSBC	12/5/2012	USD	4,924	NZD	6,000	1
HSBC	12/5/2012	USD	206,190	SEK	1,373,000	141
HSBC	12/5/2012	USD	24,505	SGD	30,000	73
HSBC	12/5/2012	USD	117,170	SGD	143,000	(15)
JP Morgan & Chase Co.	12/5/2012	USD	639,462	AUD	613,000	10
JP Morgan & Chase Co.	12/5/2012	USD	626,088	CHF	580,000	(162)
JP Morgan & Chase Co.	12/5/2012	USD	98,507	DKK	565,000	1
JP Morgan & Chase Co.	12/5/2012	USD	2,074,471	EUR	1,595,000	11
JP Morgan & Chase Co.	12/5/2012	USD	1,543,344	GBP	963,000	(479)
JP Morgan & Chase Co.	12/5/2012	USD	198,838	HKD	1,541,000	(4)
JP Morgan & Chase Co.	12/5/2012	USD	29,911	ILS	114,000	(38)
JP Morgan & Chase Co.	12/5/2012	USD	1,277,227	JPY	105,332,000	613
JP Morgan & Chase Co.	12/5/2012	USD	73,451	NOK	416,000	(25)
JP Morgan & Chase Co.	12/5/2012	USD	4,924	NZD	6,000	—
JP Morgan & Chase Co.	12/5/2012	USD	206,191	SEK	1,373,000	140
JP Morgan & Chase Co.	12/5/2012	USD	141,752	SGD	173,000	(18)

See Notes to Financial Statements.	14

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI EAFE Currency-Hedged Equity Fund (Continued)

November 30, 2012 (Unaudited)

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
The Bank of New York Mellon	12/5/2012	USD	7,239	AUD	7,000	$62
The Bank of New York Mellon	12/5/2012	USD	21,589	CHF	20,000	(6)
The Bank of New York Mellon	12/5/2012	USD	6,861	DKK	40,000	113
The Bank of New York Mellon	12/5/2012	USD	8,953	EUR	7,000	151
The Bank of New York Mellon	12/5/2012	USD	11,219	GBP	7,000	(3)
The Bank of New York Mellon	12/5/2012	USD	7,275	JPY	600,000	4
The Bank of New York Mellon	12/5/2012	USD	8,167	SGD	10,000	26
HSBC	1/4/2013	AUD	5,000	USD	5,201	(3)
HSBC	1/4/2013	AUD	609,000	USD	633,813	39
JP Morgan & Chase Co.	1/4/2013	AUD	609,000	USD	633,816	42
HSBC	1/4/2013	CHF	611,000	USD	659,834	151
JP Morgan & Chase Co.	1/4/2013	CHF	611,000	USD	659,839	155
HSBC	1/4/2013	DKK	566,000	USD	98,751	(2)
JP Morgan & Chase Co.	1/4/2013	DKK	566,000	USD	98,743	(10)
HSBC	1/4/2013	EUR	1,632,000	USD	2,123,289	(20)
JP Morgan & Chase Co.	1/4/2013	EUR	1,632,000	USD	2,123,292	(17)
HSBC	1/4/2013	GBP	987,000	USD	1,581,751	506
JP Morgan & Chase Co.	1/4/2013	GBP	987,000	USD	1,581,750	505
HSBC	1/4/2013	HKD	1,660,000	USD	214,198	—
JP Morgan & Chase Co.	1/4/2013	HKD	1,660,000	USD	214,197	(1)
HSBC	1/4/2013	ILS	111,000	USD	29,089	38
JP Morgan & Chase Co.	1/4/2013	ILS	111,000	USD	29,091	40
HSBC	1/4/2013	JPY	113,058,000	USD	1,371,414	(649)
JP Morgan & Chase Co.	1/4/2013	JPY	113,058,000	USD	1,371,409	(654)
HSBC	1/4/2013	NOK	412,000	USD	72,664	26
JP Morgan & Chase Co.	1/4/2013	NOK	412,000	USD	72,661	23
HSBC	1/4/2013	NZD	6,000	USD	4,914	—
JP Morgan & Chase Co.	1/4/2013	NZD	6,000	USD	4,914	—
HSBC	1/4/2013	SEK	1,423,000	USD	213,512	(144)
JP Morgan & Chase Co.	1/4/2013	SEK	1,423,000	USD	213,503	(153)
HSBC	1/4/2013	SGD	175,000	USD	143,388	17
JP Morgan & Chase Co.	1/4/2013	SGD	175,000	USD	143,386	16
HSBC	1/4/2013	USD	3,901	EUR	3,000	2
HSBC	1/4/2013	USD	49,672	GBP	31,000	(8)
HSBC	1/4/2013	USD	15,097	HKD	117,000	—
HSBC	1/4/2013	USD	8,923	JPY	736,000	9
HSBC	1/4/2013	USD	7,051	SEK	47,000	6

						$64,673

Currency Abbreviations

AUD – Australian Dollar

CHF – Swiss Franc

DKK – Danish Krone

EUR – Euro

GBP – Pound Sterling

HKD – Hong Kong Dollar

ILS – Israeli New Sheqel

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

USD – U.S. Dollar

* Non-Income producing securities.

(a) Affiliated company. The Sub-Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

(b) Less than 0.1%.

REIT – Real Estate Investment Trust.

See Notes to Financial Statements.	15

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI Emerging Markets Currency-Hedged Equity Fund

November 30, 2012 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 91.9%
Brazil — 5.3%
Banco Bradesco SA	600	$9,111
Banco do Brasil SA	700	7,178
Banco Santander Brasil SA	1,000	6,786
BM&FBovespa SA	2,300	13,821
BR Malls Participacoes SA	900	11,562
BRF — Brasil Foods SA	800	14,526
CCR SA	1,600	13,747
Centrais Eletricas Brasileiras SA	800	2,864
Cia Siderurgica Nacional SA	900	4,418
Cielo SA	480	12,501
Cosan SA Industria e Comercio	200	3,677
CPFL Energia SA	400	4,277
Duratex SA	400	2,761
Ecorodovias Infraestrutura e Logistica SA	400	3,194
EDP — Energias do Brasil SA	300	1,702
Embraer SA	1,300	7,976
JBS SA*	900	2,279
Localiza Rent a Car SA	200	3,327
Lojas Renner SA	200	7,315
Multiplan Empreendimentos Imobiliarios SA	100	2,761
Natura Cosmeticos SA	400	10,588
OGX Petroleo e Gas Participacoes SA*	1,500	3,047
Oi SA	39	165
PDG Realty SA Empreendimentos e Participacoes	1,700	2,395
Petroleo Brasileiro SA	3,600	32,178
Souza Cruz SA	300	4,362
Tim Participacoes SA	1,000	3,519
Totvs SA	200	3,743
Tractebel Energia SA	200	3,262
Ultrapar Participacoes SA	600	12,355
Vale SA	1,600	28,155

		239,552

Chile — 1.8%
AES Gener SA	5,200	3,364
Banco de Credito e Inversiones	103	6,805
Banco Santander Chile	60,375	4,072
Capital SA	100	3,284
Cencosud SA	1,355	7,052
Colbun SA*	10,500	2,848
Corpbanca	190,700	2,513
E.CL SA	1,100	2,548
Empresa Nacional de Electricidad SA	5,337	7,971
Empresas CMPC SA	1,950	7,074
Empresas COPEC SA	543	7,500
Enersis SA	22,969	7,743
ENTEL Chile SA	200	4,106
Lan Airlines SA	384	8,468
SACI Falabella	460	4,587

		79,935

China — 18.2%
Agile Property Holdings Ltd.	1,800	2,425
Agricultural Bank of China Ltd., Class H	20,000	8,774
Air China Ltd., Class H	3,100	2,076

	Number of Shares	Value
China (Continued)
Angang Steel Co. Ltd., Class H*	2,900	$1,826
Anhui Conch Cement Co. Ltd., Class H	2,500	8,321
Anta Sports Products Ltd.	6,000	4,382
Bank of China Ltd., Class H	100,000	42,192
Bank of Communications Co. Ltd., Class H	11,000	8,062
Beijing Enterprises Holdings Ltd.	900	5,801
Belle International Holdings Ltd., Class A	5,000	10,503
Brilliance China Automotive Holdings Ltd.*	3,400	4,137
Byd Co. Ltd., Class H*	3,500	8,978
China Citic Bank Corp. Ltd., Class H	10,000	5,161
China Coal Energy Co. Ltd., Class H	8,000	8,072
China Communications Construction Co. Ltd., Class H	6,000	5,466
China Construction Bank Corp., Class H	88,000	67,445
China Life Insurance Co. Ltd., Class H	9,000	26,534
China Longyuan Power Group Corp., Class H	10,000	6,607
China Mengniu Dairy Co. Ltd.	2,000	5,600
China Merchants Bank Co. Ltd., Class H	4,500	8,617
China Minsheng Banking Corp. Ltd., Class H	8,500	8,335
China Mobile Ltd.	6,500	74,308
China National Building Material Co. Ltd., Class H	6,000	7,835
China Overseas Land & Investment Ltd.	6,000	17,767
China Pacific Insurance Group Co. Ltd., Class H	2,400	7,866
China Petroleum & Chemical Corp., Class H	20,000	21,212
China Resources Cement Holdings Ltd.	3,300	2,074
China Resources Enterprise Ltd.	2,000	7,135
China Resources Power Holdings Co. Ltd.	2,900	6,503
China Shanshui Cement Group Ltd.	10,000	6,826
China Shenhua Energy Co. Ltd., Class H	4,000	16,387
China State Construction International Holdings Ltd.	2,900	3,663
China Telecom Corp. Ltd., Class H	18,000	9,801
China Unicom Hong Kong Ltd.	8,000	12,469
CNOOC Ltd.	19,000	40,647
Country Garden Holdings Co. Ltd.*	24,129	11,519
Dongfeng Motor Group Co. Ltd., Class H	6,000	8,438
ENN Energy Holdings Ltd.	900	4,053
Fosun International Ltd.	12,500	7,403
GOME Electrical Appliances Holding Ltd.	13,000	1,308
Guangdong Investment Ltd.	6,100	4,959
Hengan International Group Co. Ltd.	500	4,516
Industrial & Commercial Bank of China, Class H	74,000	49,937
Intime Department Store Group Co. Ltd.	1,700	1,943
Kunlun Energy Co. Ltd.	4,000	8,144
Lee & Man Paper Manufacturing Ltd.	17,000	10,221
Lenovo Group Ltd.	8,000	7,535
Longfor Properties Co. Ltd.	3,200	6,136
Minmetals Resources Ltd.*	4,000	1,559
Nine Dragons Paper Holdings Ltd.	11,000	8,062
Parkson Retail Group Ltd.	7,000	5,049
PetroChina Co. Ltd., Class H	30,000	40,180
PICC Property & Casualty Co. Ltd., Class H	6,000	7,719
Ping An Insurance Group Co., Class H	2,000	15,135
Poly Hong Kong Investments Ltd.*	15,000	10,374
Shanghai Industrial Holdings Ltd.	3,000	9,812

See Notes to Financial Statements.	16

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI Emerging Markets Currency-Hedged Equity Fund (Continued)

November 30, 2012 (Unaudited)

	Number of Shares	Value
China (Continued)
Shougang Fushan Resources Group Ltd	4,900	$1,827
Sinopharm Group Co. Ltd., Class H	900	2,793
Soho China Ltd.	12,000	9,058
Tencent Holdings Ltd.	1,300	42,471
Tingyi Cayman Islands Holding Corp.	4,000	11,690
Tsingtao Brewery Co. Ltd., Class H	800	4,501
Uni-President China Holdings Ltd.	5,900	7,735
Want Want China Holdings Ltd.	11,000	16,066
Wumart Stores, Inc., Class H	2,300	4,790
Yanzhou Coal Mining Co. Ltd., Class H	4,000	6,121
Zhongsheng Group Holdings Ltd.	3,100	3,820

		818,681

Colombia — 1.3%
Almacenes Exito SA	200	3,967
BanColombia SA, ADR	200	12,854
Cementos Argos SA	500	2,513
Ecopetrol SA, ADR	300	17,441
Grupo Argos SA	155	1,639
Grupo de Inversiones Suramericana SA	450	8,731
Interconexion Electrica SA Esp	800	4,187
Isagen SA Esp	3,800	5,359

		56,691

Czech Republic — 0.2%
CEZ AS	200	6,645
Telefonica Czech Republic AS	100	1,783

		8,428

Egypt — 0.2%
Orascom Construction Industries	222	7,869

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	78	6,627

India — 7.0%
Axis Bank Ltd. GDR	1,300	31,967
Dr Reddy’s Laboratories Ltd., ADR	1,100	36,894
HDFC Bank Ltd., ADR	1,400	58,968
ICICI Bank Ltd., ADR	800	32,792
Infosys Ltd., ADR	500	22,225
Larsen & Toubro Ltd. GDR	1,200	36,852
Reliance Industries Ltd. GDR, 144A	1,500	44,145
Sterlite Industries India Ltd., ADR	2,200	17,358
Tata Motors Ltd., ADR	600	15,042
Wipro Ltd., ADR	2,400	21,000

		317,243

Indonesia — 3.2%
Adaro Energy Tbk PT	29,500	4,121
Astra Agro Lestari Tbk PT	1,000	1,876
Astra International Tbk PT	25,000	18,893
Bank Central Asia Tbk PT	14,500	13,300
Bank Danamon Indonesia Tbk PT	14,000	7,880
Bank Mandiri Tbk PT	12,500	10,749
Bank Negara Indonesia Persero Tbk PT	9,500	3,664
Bank Rakyat Indonesia Persero Tbk PT	13,500	9,921
Bumi Resources Tbk PT	20,000	1,230
Charoen Pokphand Indonesia Tbk PT	17,900	6,391

	Number of Shares	Value
Indonesia (Continued)
Gudang Garam Tbk PT	1,000	$5,509
Indo Tambangraya Megah PT	2,000	8,182
Indosat Tbk PT	16,500	9,546
Perusahaan Gas Negara PT	21,500	10,141
Semen Gresik Persero Tbk PT	4,000	6,171
Telekomunikasi Indonesia Tbk PT	12,000	11,258
Unilever Indonesia Tbk PT	2,000	5,493
United Tractors Tbk PT	4,000	7,109
XL Axiata Tbk PT	4,400	2,362

		143,796

Malaysia — 3.6%
AirAsia Bhd	3,100	2,906
AMMB Holdings Bhd	2,200	4,617
Axiata Group Bhd	3,300	6,427
British American Tobacco Malaysia Bhd	200	3,500
CIMB Group Holdings Bhd	5,800	14,253
DiGi.Com Bhd	4,000	6,356
Genting Bhd	6,600	12,566
Hong Leong Bank Bhd	700	3,376
IOI Corp. Bhd	5,700	9,301
Kuala Lumpur Kepong Bhd	700	4,753
Lafarge Malayan Cement Bhd	1,300	4,093
Malayan Banking Bhd	3,900	11,611
Malaysia Marine & Heavy Engineering Holdings Bhd	1,200	1,741
Maxis Bhd	2,900	6,134
MMC Corp. Bhd	3,300	2,920
Petronas Chemicals Group Bhd	4,300	8,417
Petronas Dagangan Bhd	600	4,564
Petronas Gas Bhd	1,000	6,053
Public Bank Bhd	2,300	11,758
RHB Capital Bhd	900	2,221
Sime Darby Bhd	3,300	9,738
Telekom Malaysia Bhd	2,400	4,319
Tenaga Nasional Bhd	4,400	10,046
UMW Holdings Bhd	1,300	4,542
YTL Corp. Bhd	6,293	3,664
YTL Power International Bhd	4,300	2,235

		162,111

Mexico — 4.7%
Alfa SAB de CV, Class A	4,000	8,291
America Movil SAB de CV	40,700	48,085
Arca Continental SAB de CV	1,000	7,282
Cemex SAB de CV*	12,688	11,301
Coca-Cola Femsa SAB de CV	400	5,753
Fomento Economico Mexicano SAB de CV	2,300	22,525
Grupo Bimbo SAB de CV	2,200	5,188
Grupo Carso SAB de CV	900	3,673
Grupo Financiero Banorte SAB de CV, Class O	2,200	12,608
Grupo Financiero Inbursa SA, Class O	4,200	11,642
Grupo Mexico SAB de CV	4,611	15,002
Grupo Modelo SAB de CV	900	8,063
Grupo Televisa SAB de CV	2,800	13,260
Industrias Penoles SAB de CV	270	13,489

See Notes to Financial Statements.	17

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI Emerging Markets Currency-Hedged Equity Fund (Continued)

November 30, 2012 (Unaudited)

	Number of Shares	Value
Mexico (Continued)
Minera Frisco SAB de CV*	800	$3,201
Wal-Mart de Mexico SAB de CV	7,500	23,526

		212,889

Peru — 0.8%
Cia de Minas Buenaventura SA, Class B, ADR	300	9,831
Credicorp Ltd.	100	13,990
Southern Copper Corp.	304	11,035

		34,856

Philippines — 1.0%
Aboitiz Power Corp.	4,600	3,988
Ayala Land, Inc.	8,700	5,106
Bank of the Philippine Islands	2,300	5,006
BDO Unibank, Inc.	2,369	4,140
Energy Development Corp.	20,200	3,488
Manila Electric Co.	500	3,204
Metropolitan Bank & Trust	1,900	4,637
Philippine Long Distance Telephone Co.	100	6,324
San Miguel Corp.	1,900	5,064
SM Investments Corp.	200	4,290

		45,247

Poland — 1.4%
Bank Pekao SA	163	8,157
Enea SA	400	1,980
Grupa Lotos SA*	200	2,396
Kernel Holding SA*	100	2,158
KGHM Polska Miedz SA	167	9,470
PGE SA	1,094	6,367
Polski Koncern Naftowy Orlen SA*	521	7,555
Powszechna Kasa Oszczednosci Bank Polski SA	746	8,237
Powszechny Zaklad Ubezpieczen SA	70	8,767
Synthos SA	1,600	2,894
Tauron Polska Energia SA	1,300	1,786
Telekomunikacja Polska SA	1,489	5,575

		65,342

Russia — 6.2%
Gazprom OAO, ADR	2,800	24,892
LSR Group GDR	6,424	26,981
Lukoil OAO, ADR	700	44,065
Magnit OJSC GDR	173	6,103
Mechel, ADR	100	610
MMC Norilsk Nickel OJSC, ADR	1,892	29,931
Mobile Telesystems OJSC, ADR	400	6,972
NovaTek OAO GDR	286	31,374
Novolipetsk Steel OJSC GDR	194	3,853
Rosneft Oil Co. GDR	5,600	43,680
Severstal OAO GDR	300	3,414
Sistema JSFC GDR	336	6,357
Surgutneftegas OJSC, ADR	1,700	14,323
Tatneft, ADR	400	15,832
TMK OAO GDR	189	2,909
VTB Bank OJSC GDR	5,000	16,650

		277,946

	Number of Shares	Value
South Africa — 7.1%
AngloGold Ashanti Ltd., ADR	2,100	$65,037
Gold Fields Ltd., ADR	5,400	66,312
Harmony Gold Mining Co. Ltd., ADR	3,700	28,897
Impala Platinum Holdings Ltd., ADR	2,100	34,125
Sappi Ltd., ADR*	8,000	26,240
Sasol Ltd., ADR	2,300	97,405

		318,016

South Korea — 15.0%
Amorepacific Corp.	5	5,661
Celltrion, Inc.	289	6,939
Cheil Industries, Inc.	81	7,159
Daewoo Engineering & Construction Co. Ltd.*	300	2,632
Daewoo International Corp.	100	3,689
DGB Financial Group, Inc.	200	2,493
Doosan Corp.	26	3,037
Doosan Heavy Industries & Construction Co. Ltd.	100	3,754
Doosan Infracore Co. Ltd.*	100	1,501
E-Mart Co. Ltd.	27	5,436
GS Engineering & Construction Corp.	46	2,268
Hana Financial Group, Inc.	280	8,688
Hankook Tire Co. Ltd.*	81	3,430
Hanwha Corp.	100	2,941
Honam Petrochemical Corp.	28	5,546
Hynix Semiconductor, Inc.*	600	13,519
Hyundai Department Store Co. Ltd.	18	2,502
Hyundai Engineering & Construction Co. Ltd.	129	8,101
Hyundai Heavy Industries Co. Ltd.	50	9,743
Hyundai Merchant Marine Co. Ltd.*	100	2,096
Hyundai Mipo Dockyard	18	1,878
Hyundai Mobis	81	21,356
Hyundai Motor Co.	195	40,608
Hyundai Steel Co.	92	6,822
Hyundai Wia Corp.	23	3,866
Kangwon Land, Inc.	100	2,858
KB Financial Group, Inc.	562	18,503
KIA Motors Corp.	365	20,865
Korea Electric Power Corp.*	380	9,370
Korea Exchange Bank*	400	2,693
Korea Gas Corp.	100	7,240
Korea Kumho Petrochemical	14	1,448
Korea Life Insurance Co. Ltd.	400	2,778
Korean Air Lines Co. Ltd.*	100	4,151
KT&G Corp.	165	13,059
LG Chem Ltd.	55	15,847
LG Corp.	133	7,984
LG Display Co. Ltd.*	320	10,225
LG Electronics, Inc.	117	8,244
LG Household & Health Care Ltd.	13	7,755
LG Uplus Corp.	600	4,139
Lotte Shopping Co. Ltd.	22	7,283
LS Corp.	100	8,727
NCSoft Corp.	20	2,983
NHN Corp.	57	13,265
OCI Co. Ltd.	26	3,626
POSCO	78	23,303

See Notes to Financial Statements.	18

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI Emerging Markets Currency-Hedged Equity Fund (Continued)

November 30, 2012 (Unaudited)

	Number of Shares	Value
South Korea (Continued)
Samsung C&T Corp.	149	$8,174
Samsung Card Co.	100	3,357
Samsung Electro-Mechanics Co. Ltd.	117	11,399
Samsung Electronics Co. Ltd.	133	172,690
Samsung Engineering Co. Ltd.	44	6,583
Samsung Fire & Marine Insurance Co. Ltd.	49	9,910
Samsung Heavy Industries Co. Ltd.	240	8,079
Samsung Life Insurance Co. Ltd.	117	10,048
Samsung SDI Co. Ltd.	66	9,478
Shinhan Financial Group Co. Ltd.	510	16,319
SK C&C Co. Ltd.	25	2,293
SK Holdings Co. Ltd.	53	8,786
SK Innovation Co. Ltd.	100	15,284
SK Networks Co. Ltd.	300	2,291
SK Telecom Co. Ltd., ADR	200	3,054
S-Oil Corp.	74	6,690
Woongjin Coway Co. Ltd.	100	3,685
Woori Finance Holdings Co. Ltd.	790	7,405

		677,536

Taiwan — 11.4%
Advanced Semiconductor Engineering, Inc., ADR	14,521	59,972
AU Optronics Corp., ADR*	10,800	44,496
Chunghwa Telecom Co. Ltd., ADR	2,100	67,515
Hon Hai Precision Industry Co. Ltd. GDR	22,645	142,664
Siliconware Precision Industries Co., ADR	8,700	46,980
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6,600	113,981
United Microelectronics Corp., ADR	19,700	37,627

		513,235

Thailand — 1.6%
Bangkok Bank PCL, NVDR	1,700	10,137
Bank of Ayudhya PCL, NVDR	3,400	3,434
Indorama Ventures PCL, NVDR	2,200	1,828
IRPC PCL, NVDR	16,900	2,291
Kasikornbank PCL, NVDR	2,300	14,014
Krung Thai Bank PCL, NVDR	5,200	3,118
PTT Exploration & Production PCL, NVDR	1,800	9,326
PTT PCL, NVDR	1,000	10,426
Siam Commercial Bank PCL, NVDR	2,900	15,355
Thai Oil PCL, NVDR	1,300	2,796

		72,725

Turkey — 1.8%
Akbank TAS	2,182	10,233
Arcelik AS	600	3,643
Bim Birlesik Magazalar AS	198	9,003
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	1,700	2,664
Enka Insaat ve Sanayi AS	1,120	2,984
Eregli Demir ve Celik Fabrikalari TAS	1,725	2,172
Haci Omer Sabanci Holding AS	700	3,612
Turk Hava Yollari*	1,320	3,886
Turk Telekomunikasyon AS	600	2,243
Turkcell Iletisim Hizmetleri AS*	1,768	10,637
Turkiye Garanti Bankasi AS	2,508	11,902

	Number of Shares	Value
Turkey (Continued)
Turkiye Halk Bankasi AS	400	$3,873
Turkiye Is Bankasi, Class C	3,168	10,212
Turkiye Vakiflar Bankasi Tao, Class D	1,300	3,150
Yapi ve Kredi Bankasi AS*	1,200	3,163

		83,377

TOTAL COMMON STOCKS (Cost $4,464,349)		4,142,102

PREFERRED STOCKS — 6.7%
Brazil — 6.1%
AES Tiete SA	200	2,134
Banco Bradesco SA	2,300	38,201
Bradespar SA	500	6,669
Braskem SA	200	1,290
Cia Brasileira de Distribuicao Grupo Pao de Acucar	200	8,517
Cia de Bebidas das Americas	900	37,275
Cia Energetica de Minas Gerais	750	9,010
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	100	636
Gerdau SA	1,000	8,293
Itau Unibanco Holding SA	2,700	40,612
Itausa — Investimentos Itau SA	3,080	13,881
Klabin SA	900	5,071
Metalurgica Gerdau SA, Class A	500	5,253
Oi SA	400	1,507
Petroleo Brasileiro SA	4,900	42,790
Telefonica Brasil SA	500	10,857
Vale SA	2,400	41,220

		273,216

Chile — 0.2%
Sociedad Quimica y Minera de Chile SA, Class B	165	9,336

South Korea — 0.4%
Samsung Electronics Co. Ltd.	25	19,024

TOTAL PREFERRED STOCKS (Cost $367,535)		301,576

RIGHTS 0.0% (a)
South Korea — 0.0% (a)
Hyundai Merchant Marine Co. Ltd.*, expires 12/28/12	6	14

Thailand — 0.0% (a)
PTT Exploration & Production PCL*, expires 12/30/12	352	195

TOTAL RIGHTS 0.0% (Cost $0)	358	209

TOTAL INVESTMENTS — 98.6% (Cost $4,831,884)		$4,443,887
Other assets less liabilities — 1.4%		61,075

NET ASSETS — 100.0%		$4,504,962

See Notes to Financial Statements.	19

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI Emerging Markets Currency-Hedged Equity Fund (Continued)

November 30, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF NOVEMBER 30, 2012 (Unaudited)

	Value	% of Net Assets
Financial	$1,010,627	22.4%
Basic Materials	655,373	14.5
Energy	552,882	12.3
Technology	520,591	11.5
Industrial	417,530	9.3
Communications	407,274	9.0
Consumer, Non-cyclical	347,153	7.7
Consumer, Cyclical	313,623	7.0
Utilities	151,762	3.4
Diversified	67,072	1.5

TOTAL INVESTMENTS	4,443,887	98.6
Other assets less liabilities	61,075	1.4

NET ASSETS	$4,504,962	100.0%

As of November 30, 2012, the Fund had the following futures contracts open:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Depreciation
E-mini MSCI Emerging Markets Index Futures	1	$50,265	12/21/2012	$(70)

As of November 30, 2012, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
HSBC	12/5/2012	BRL	546,000	USD	267,811	$12,481
HSBC	12/5/2012	BRL	10,000	USD	4,874	198
JP Morgan & Chase Co.	12/5/2012	BRL	546,000	USD	267,864	12,535
The Bank of New York Mellon	12/5/2012	BRL	10,000	USD	4,744	67
JP Morgan & Chase Co.	12/5/2012	CLP	44,669,000	USD	92,253	(560)
JP Morgan & Chase Co.	12/5/2012	COP	104,840,000	USD	56,918	(802)
JP Morgan & Chase Co.	12/5/2012	CZK	183,000	USD	9,445	16
JP Morgan & Chase Co.	12/5/2012	EGP	52,000	USD	8,435	(55)
HSBC	12/5/2012	HKD	6,124,000	USD	790,214	36
The Bank of New York Mellon	12/5/2012	HKD	30,000	USD	3,871	—
JP Morgan & Chase Co.	12/5/2012	HUF	1,508,000	USD	6,869	(100)
HSBC	12/5/2012	IDR	1,467,373,000	USD	152,097	(771)
HSBC	12/5/2012	INR	17,185,000	USD	317,654	2,029
HSBC	12/5/2012	KRW	368,796,000	USD	337,756	(2,739)
JP Morgan & Chase Co.	12/5/2012	KRW	368,796,000	USD	337,772	(2,724)
HSBC	12/5/2012	MXN	50,000	USD	3,822	(42)
JP Morgan & Chase Co.	12/5/2012	MXN	2,765,000	USD	210,606	(3,080)
The Bank of New York Mellon	12/5/2012	MXN	80,000	USD	6,190	8
HSBC	12/5/2012	MYR	514,000	USD	168,434	(597)
HSBC	12/5/2012	PHP	1,796,000	USD	43,624	(305)
JP Morgan & Chase Co.	12/5/2012	PLN	199,000	USD	62,062	(1,049)
JP Morgan & Chase Co.	12/5/2012	RUB	7,696,000	USD	244,047	(5,202)
HSBC	12/5/2012	TRY	149,000	USD	82,695	(639)
HSBC	12/5/2012	TWD	13,896,000	USD	476,464	(1,823)
HSBC	12/5/2012	TWD	300,000	USD	10,350	24
HSBC	12/5/2012	USD	263,757	BRL	556,000	(3,752)
HSBC	12/5/2012	USD	790,192	HKD	6,124,000	(14)
HSBC	12/5/2012	USD	152,931	IDR	1,467,373,000	(63)
HSBC	12/5/2012	USD	11,000	INR	602,221	61
HSBC	12/5/2012	USD	304,943	INR	16,582,779	(379)

See Notes to Financial Statements.	20

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI Emerging Markets Currency-Hedged Equity Fund (Continued)

November 30, 2012 (Unaudited)

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
HSBC	12/5/2012	USD	340,346	KRW	368,796,000	$149
HSBC	12/5/2012	USD	3,869	MXN	50,000	(5)
HSBC	12/5/2012	USD	169,213	MYR	514,000	(181)
HSBC	12/5/2012	USD	44,122	PHP	1,796,000	(193)
HSBC	12/5/2012	USD	83,406	TRY	149,000	(72)
HSBC	12/5/2012	USD	488,507	TWD	14,196,000	106
JP Morgan & Chase Co.	12/5/2012	USD	259,038	BRL	546,000	(3,709)
JP Morgan & Chase Co.	12/5/2012	USD	92,867	CLP	44,669,000	(54)
JP Morgan & Chase Co.	12/5/2012	USD	57,827	COP	104,840,000	(106)
JP Morgan & Chase Co.	12/5/2012	USD	9,420	CZK	183,000	8
JP Morgan & Chase Co.	12/5/2012	USD	8,511	EGP	52,000	(21)
JP Morgan & Chase Co.	12/5/2012	USD	6,974	HUF	1,508,000	(4)
JP Morgan & Chase Co.	12/5/2012	USD	340,847	KRW	368,796,000	(351)
JP Morgan & Chase Co.	12/5/2012	USD	213,960	MXN	2,765,000	(274)
JP Morgan & Chase Co.	12/5/2012	USD	62,935	PLN	199,000	177
JP Morgan & Chase Co.	12/5/2012	USD	248,868	RUB	7,696,000	380
JP Morgan & Chase Co.	12/5/2012	USD	316,556	ZAR	2,812,000	(509)
The Bank of New York Mellon	12/5/2012	USD	4,898	BRL	10,000	(222)
The Bank of New York Mellon	12/5/2012	USD	3,871	HKD	30,000	—
The Bank of New York Mellon	12/5/2012	USD	6,117	MXN	80,000	66
JP Morgan & Chase Co.	12/5/2012	ZAR	2,812,000	USD	321,685	5,638
HSBC	12/6/2012	THB	2,232,000	USD	72,680	(21)
HSBC	12/6/2012	USD	72,681	THB	2,232,000	20
HSBC	1/4/2013	BRL	555,000	USD	262,077	3,711
JP Morgan & Chase Co.	1/4/2013	BRL	555,000	USD	262,089	3,724
JP Morgan & Chase Co.	1/4/2013	CLP	43,435,000	USD	89,928	48
JP Morgan & Chase Co.	1/4/2013	COP	103,255,000	USD	56,734	92
JP Morgan & Chase Co.	1/4/2013	CZK	169,000	USD	8,702	(9)
JP Morgan & Chase Co.	1/4/2013	EGP	43,000	USD	6,935	6
HSBC	1/4/2013	HKD	6,339,000	USD	817,954	1
JP Morgan & Chase Co.	1/4/2013	HUF	1,401,000	USD	6,455	5
HSBC	1/4/2013	IDR	1,438,000,000	USD	149,792	504
HSBC	1/4/2013	INR	17,309,000	USD	316,395	317
HSBC	1/4/2013	KRW	383,032,000	USD	352,879	(239)
JP Morgan & Chase Co.	1/4/2013	KRW	383,032,000	USD	353,514	396
JP Morgan & Chase Co.	1/4/2013	MXN	2,808,000	USD	216,674	286
HSBC	1/4/2013	MYR	498,000	USD	163,703	293
HSBC	1/4/2013	PHP	132,000	USD	3,237	6
HSBC	1/4/2013	PHP	1,748,000	USD	42,949	160
JP Morgan & Chase Co.	1/4/2013	PLN	208,000	USD	65,573	(180)
HSBC	1/4/2013	THB	2,236,000	USD	72,700	(5)
HSBC	1/4/2013	TRY	150,000	USD	83,654	81
HSBC	1/4/2013	TWD	15,040,000	USD	518,013	309
HSBC	1/4/2013	USD	7,029	BRL	15,000	(46)
HSBC	1/4/2013	USD	3,613	HKD	28,000	—
JP Morgan & Chase Co.	1/4/2013	ZAR	2,870,000	USD	321,530	466
JP Morgan & Chase Co.	1/9/2013	RUB	7,495,000	USD	240,974	(200)

						$13,307

Currency Abbreviations

BRL – Brazilian Real

CLP – Chilean Peso

COP – Colombian Peso

CZK – Czech Kronua

EGP – Egyptian Pound

HKD – Hong Kong Dollar

See Notes to Financial Statements.	21

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI Emerging Markets Currency-Hedged Equity Fund (Continued)

November 30, 2012 (Unaudited)

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

THB – Thai Baht

TRY – Turkish New Lira

TWD – New Taiwan Dollar

USD – U.S. Dollar

ZAR – South African Rand

* Non-Income producing securities.

144A — Security is exempt from registration under Rule 144A of the securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012 the aggregate market value of this security amounted to $44,145 or 1.0% of net assets.

(a) Less than 0.1%.

ADR – American Depositary Receipt.

GDR – Global Depositary Receipt.

NVDR – Non Voting Depositary Receipt.

REIT – Real Estate Investment Trust.

See Notes to Financial Statements.	22

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI Japan Currency-Hedged Equity Fund

November 30, 2012 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 97.1%
Basic Materials — 5.7%
Asahi Kasei Corp.	3,000	$17,104
Daido Steel Co. Ltd.	1,000	4,319
Denki Kagaku Kogyo KK	2,000	6,526
Hitachi Chemical Co. Ltd.	300	4,287
Hitachi Metals Ltd.	600	4,454
JFE Holdings, Inc.	1,000	15,491
JSR Corp.	600	11,092
Kobe Steel Ltd.*	5,000	4,670
Kuraray Co. Ltd.	600	7,388
Mitsubishi Chemical Holdings Corp.	3,000	13,101
Mitsubishi Materials Corp.	4,000	11,403
Nippon Steel Corp.	16,145	37,015
Nitto Denko Corp.	400	20,842
OJI Paper Co. Ltd.	3,000	9,462
Shin-Etsu Chemical Co. Ltd.	1,000	58,835
Showa Denko KK	6,000	8,661
Sumitomo Chemical Co. Ltd.	3,000	8,552
Sumitomo Metal Mining Co. Ltd.	1,000	13,696
Taiyo Nippon Sanso Corp.	1,000	5,544
Ube Industries Ltd.	4,000	8,297

		270,739

Communications — 5.6%
Dena Co. Ltd.	213	7,816
Dentsu, Inc.	400	9,783
Gree, Inc.	200	3,477
Jupiter Telecommunications Co. Ltd.	5	6,538
KDDI Corp.	600	44,399
Nippon Telegraph & Telephone Corp.	900	40,232
NTT DoCoMo, Inc.	34	49,040
Rakuten, Inc.	1,600	13,489
Softbank Corp.	2,000	74,968
Trend Micro, Inc.	200	5,214
Yahoo Japan Corp.	32	10,745

		265,701

Consumer, Cyclical — 26.7%
ABC-Mart, Inc.	100	4,258
Aeon Co. Ltd.	1,300	14,540
Aisin Seiki Co. Ltd.	400	11,820
All Nippon Airways Co. Ltd.	2,000	4,294
Asics Corp.	600	8,836
Bridgestone Corp.	1,500	36,192
Daiwa House Industry Co. Ltd.	1,000	15,285
Denso Corp.	1,200	39,434
Don Quijote Co. Ltd.	100	3,888
FamilyMart Co. Ltd.	100	4,434
Fast Retailing Co. Ltd.	100	22,709
Fuji Heavy Industries Ltd.	1,000	11,221
Hino Motors Ltd.	1,000	8,589
Hitachi High-Technologies Corp.	300	6,663
Honda Motor Co. Ltd.	3,500	115,995
Isetan Mitsukoshi Holdings Ltd.	1,200	10,685
Isuzu Motors Ltd.	3,000	17,577
ITOCHU Corp.	3,500	34,985
J Front Retailing Co. Ltd.	2,000	9,656

	Number of Shares	Value
Consumer, Cyclical (Continued)
Japan Airlines Co. Ltd.*	200	$9,195
JTEKT Corp.	800	6,463
Lawson, Inc.	200	13,538
Marubeni Corp.	4,000	26,348
Mazda Motor Corp.*	5,000	7,885
McDonald’s Holdings Co. Japan Ltd.	200	5,701
Mitsubishi Corp.	3,000	56,809
Mitsubishi Motors Corp.*	9,000	8,407
Mitsui & Co. Ltd.	3,700	51,123
Namco Bandai Holdings, Inc.	500	7,018
NGK Insulators Ltd.	1,000	10,699
NGK Spark Plug Co. Ltd.	1,000	12,094
Nintendo Co. Ltd.	200	23,970
Nissan Motor Co. Ltd.	5,600	54,278
Nitori Holdings Co. Ltd.	50	3,718
NOK Corp.	300	4,589
Oriental Land Co. Ltd.	100	12,871
Panasonic Corp.	4,500	22,000
Sankyo Co. Ltd.	200	8,188
Sega Sammy Holdings, Inc.	500	8,322
Sekisui Chemical Co. Ltd.	1,000	7,836
Sekisui House Ltd.	2,000	18,754
Seven & I Holdings Co. Ltd.	1,700	49,534
Sharp Corp.	2,000	4,173
Shimamura Co. Ltd.	100	10,105
Shimano, Inc.	200	13,223
Sony Corp.	1,900	18,462
Stanley Electric Co. Ltd.	300	4,211
Sumitomo Corp.	2,600	32,265
Sumitomo Electric Industries Ltd.	1,600	17,255
Suzuki Motor Corp.	700	16,609
Teijin Ltd.	3,000	6,878
Toho Co. Ltd.	300	5,044
Toray Industries, Inc.	3,000	17,759
Toyoda Gosei Co. Ltd.	200	4,183
Toyota Industries Corp.	400	11,971
Toyota Motor Corp.	6,200	265,871
Toyota Tsusho Corp.	700	16,117
USS Co. Ltd.	60	6,390
Yamada Denki Co. Ltd.	180	6,365
Yamaha Motor Co. Ltd.	600	6,296

		1,273,578

Consumer, Non-cyclical — 12.8%
Ajinomoto Co., Inc.	1,000	14,302
Asahi Group Holdings Ltd.	800	17,983
Astellas Pharma, Inc.	1,100	55,644
Benesse Holdings, Inc.	200	8,734
Chugai Pharmaceutical Co. Ltd.	700	13,875
Dai Nippon Printing Co. Ltd.	1,000	7,485
Daiichi Sankyo Co. Ltd.	1,500	23,146
Dainippon Sumitomo Pharma Co. Ltd.	600	7,060
Eisai Co. Ltd.	500	20,986
Japan Tobacco, Inc.	2,200	65,919
Kao Corp.	1,200	32,942
Kirin Holdings Co. Ltd.	2,000	24,528
MEIJI Holdings Co. Ltd.	200	8,892

See Notes to Financial Statements.	23

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI Japan Currency-Hedged Equity Fund (Continued)

November 30, 2012 (Unaudited)

	Number of Shares	Value
Consumer, Non-cyclical (Continued)
Miraca Holdings, Inc.	200	$8,116
Mitsubishi Tanabe Pharma Corp.	600	8,145
Nippon Meat Packers, Inc.	1,000	14,909
Nisshin Seifun Group, Inc.	500	6,393
Nissin Foods Holdings Co. Ltd.	100	3,943
Ono Pharmaceutical Co. Ltd.	200	10,954
Otsuka Holdings Co. Ltd.	800	23,747
Santen Pharmaceutical Co. Ltd.	300	12,865
Secom Co. Ltd.	500	25,596
Shionogi & Co. Ltd.	700	11,854
Shiseido Co. Ltd.	800	11,597
Suzuken Co. Ltd.	200	5,956
Sysmex Corp.	300	13,556
Takeda Pharmaceutical Co. Ltd.	1,800	82,319
Terumo Corp.	400	16,935
Toppan Printing Co. Ltd.	2,000	12,373
Tsumura & Co.	200	6,497
Unicharm Corp.	300	15,321
Yakult Honsha Co. Ltd.	400	17,540

		610,112

Energy — 1.6%
Idemitsu Kosan Co. Ltd.	100	8,200
Inpex Corp.	5	26,809
Japan Petroleum Exploration Co.	100	3,484
JX Holdings, Inc.	5,200	27,756
TonenGeneral Sekiyu KK	1,000	9,280

		75,529

Financial — 18.0%
Acom Co. Ltd.*	200	5,459
Aeon Credit Service Co. Ltd.	200	3,909
Aozora Bank Ltd.	1,000	3,081
Bank of Kyoto Ltd. (The)	1,000	8,528
Bank of Yokohama Ltd. (The)	3,000	14,229
Chiba Bank Ltd. (The)	2,000	11,937
Credit Saison Co. Ltd.	400	8,889
Dai-ichi Life Insurance Co. Ltd. (The)	20	22,660
Daito Trust Construction Co. Ltd.	200	19,385
Daiwa Securities Group, Inc.	4,000	17,711
Fukuoka Financial Group, Inc.	3,000	11,828
Gunma Bank Ltd. (The)	1,000	4,804
Hachijuni Bank Ltd. (The)	1,000	5,059
Hiroshima Bank Ltd. (The)	1,100	4,590
Iyo Bank Ltd. (The)	1,000	7,764
Japan Prime Realty Investment Corp., REIT	2	5,915
Japan Real Estate Investment Corp., REIT	1	9,826
Japan Retail Fund Investment Corp., REIT	4	7,278
Joyo Bank Ltd. (The)	2,000	9,753
Mitsubishi Estate Co. Ltd.	3,000	57,827
Mitsubishi UFJ Financial Group, Inc.	27,700	126,679
Mitsubishi UFJ Lease & Finance Co. Ltd.	80	3,484
Mitsui Fudosan Co. Ltd.	3,000	62,559
Mizuho Financial Group, Inc.	50,940	81,568
MS&AD Insurance Group Holdings	1,200	20,816
Nippon Building Fund, Inc., REIT	1	10,469
NKSJ Holdings, Inc.	750	14,220

	Number of Shares	Value
Financial (Continued)
Nomura Holdings, Inc.	8,100	$33,506
ORIX Corp.	230	23,074
Resona Holdings, Inc.	4,100	17,159
Seven Bank Ltd.	1,800	4,695
Shinsei Bank Ltd.	2,000	3,397
Shizuoka Bank Ltd. (The)	1,000	9,887
Sony Financial Holdings, Inc.	500	8,589
Sumitomo Mitsui Financial Group, Inc.	2,900	93,366
Sumitomo Mitsui Trust Holdings, Inc.	7,000	21,229
Sumitomo Realty & Development Co. Ltd.	1,000	27,209
T&D Holdings, Inc.	1,300	13,972
Tokio Marine Holdings, Inc.	1,500	38,467
Yamaguchi Financial Group, Inc.	500	4,555

		859,332

Industrial — 20.3%
Advantest Corp.	500	6,672
Asahi Glass Co. Ltd.	2,000	15,236
Brother Industries Ltd.	800	7,754
Central Japan Railway Co.	300	23,764
Daikin Industries Ltd.	500	15,722
East Japan Railway Co.	800	52,502
Fanuc Corp.	400	67,447
FUJIFILM Holdings Corp.	1,000	18,330
GS Yuasa Corp.	2,000	7,739
Hamamatsu Photonics KK	200	7,048
Hankyu Hanshin Holdings, Inc.	3,000	15,831
Hirose Electric Co. Ltd.	100	11,379
Hitachi Ltd.	10,000	57,743
Hoya Corp.	900	17,283
Ibiden Co. Ltd.	400	5,473
IHI Corp.	3,000	6,660
JGC Corp.	1,000	32,935
Kajima Corp.	3,000	8,625
Kamigumi Co. Ltd.	1,000	7,727
Kawasaki Heavy Industries Ltd.	3,000	6,951
Keikyu Corp.	1,000	9,183
Keio Corp.	1,000	7,327
Keyence Corp.	110	30,718
Kintetsu Corp.	4,000	15,916
Komatsu Ltd.	2,100	47,052
Konica Minolta Holdings, Inc.	1,000	7,133
Kubota Corp.	3,000	31,843
Kurita Water Industries Ltd.	400	8,710
Kyocera Corp.	300	27,622
LIXIL Group Corp.	600	12,708
Makita Corp.	300	12,646
Maruichi Steel Tube Ltd.	200	4,319
Mitsubishi Electric Corp.	5,000	38,939
Mitsubishi Heavy Industries Ltd.	6,000	27,877
Mitsui OSK Lines Ltd.	2,000	5,022
Murata Manufacturing Co. Ltd.	400	22,660
NEC Corp.*	6,000	10,481
Nidec Corp.	200	12,131
Nikon Corp.	700	19,394
Nippon Electric Glass Co. Ltd.	1,000	5,701
Nippon Express Co. Ltd.	3,000	10,772

See Notes to Financial Statements.	24

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI Japan Currency-Hedged Equity Fund (Continued)

November 30, 2012 (Unaudited)

	Number of Shares	Value
Industrial (Continued)
Nippon Yusen KK	3,000	$6,369
NSK Ltd.	1,000	5,944
Obayashi Corp.	2,000	9,438
Odakyu Electric Railway Co. Ltd.	1,000	10,202
Olympus Corp.*	500	8,340
Omron Corp.	400	8,865
Rinnai Corp.	100	6,963
SMC Corp.	100	16,886
Sumitomo Heavy Industries Ltd.	2,000	8,394
Taiheiyo Cement Corp.	3,000	6,696
THK Co. Ltd.	500	8,595
Tobu Railway Co. Ltd.	3,000	15,503
Tokyu Corp.	3,000	15,394
Toshiba Corp.	9,000	30,679
Toyo Seikan Kaisha Ltd.	400	4,775
Ushio, Inc.	300	3,425
West Japan Railway Co.	400	15,988
Yamato Holdings Co. Ltd.	900	13,472
Yaskawa Electric Corp.	1,000	7,982
Yokogawa Electric Corp.	600	6,354

		971,239

Technology — 3.6%
Canon, Inc.	2,400	83,935
Fujitsu Ltd.	4,000	15,139
Konami Corp.	200	4,826
Nexon Co. Ltd.*	400	4,484
Nomura Research Institute Ltd.	300	5,790
NTT Data Corp.	4	11,587
Oracle Corp.	100	4,197
Ricoh Co. Ltd.	1,000	9,280
Rohm Co. Ltd.	200	5,699
TDK Corp.	200	7,824
Tokyo Electron Ltd.	400	17,832

		170,593

Utilities — 2.8%
Chubu Electric Power Co., Inc.	1,500	20,270
Chugoku Electric Power Co., (The), Inc.	800	11,539
Electric Power Development Co. Ltd.	200	5,063

	Number of Shares	Value
Utilities (Continued)
Hokuriku Electric Power Co.	700	$7,753
Kansai Electric Power Co., (The), Inc.	1,600	15,216
Kyushu Electric Power Co., Inc.	900	8,428
Osaka Gas Co. Ltd.	4,000	15,721
Shikoku Electric Power Co., Inc.	200	2,720
Toho Gas Co. Ltd.	1,000	5,811
Tohoku Electric Power Co., Inc.*	1,000	9,062
Tokyo Electric Power Co., (The), Inc.*	3,100	4,889
Tokyo Gas Co. Ltd.	6,000	29,478

		135,950

TOTAL COMMON STOCKS (Cost $4,966,330)		4,632,773

TOTAL INVESTMENTS — 97.1% (Cost $4,966,330)		4,632,773
Other assets less liabilities — 2.9%		140,498

NET ASSETS — 100.0%		$4,773,271

INDUSTRY BREAKDOWN AS OF NOVEMBER 30, 2012

(Unaudited)

	Value	% of Net Assets
Consumer, Cyclical	$1,273,578	26.7%
Industrial	971,239	20.3
Financial	859,332	18.0
Consumer, Non-cyclical	610,112	12.8
Basic Materials	270,739	5.7
Communications	265,701	5.6
Technology	170,593	3.6
Utilities	135,950	2.8
Energy	75,529	1.6

TOTAL INVESTMENTS	4,632,773	97.1
Other assets less liabilities	140,498	2.9

NET ASSETS	$4,773,271	100%

See Notes to Financial Statements.	25

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI Japan Currency-Hedged Equity Fund (Continued)

November 30, 2012 (Unaudited)

As of November 30, 2012, the Fund had the following futures contracts open:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation
TOPIX Index Futures	1	$94,741	12/13/2012	$6,078

As of November 30, 2012, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
HSBC	12/5/2012	JPY	176,067,000	USD	2,203,289	$67,323
JP Morgan & Chase Co.	12/5/2012	JPY	176,067,000	USD	2,203,258	67,294
HSBC	12/5/2012	USD	2,153,532	JPY	177,600,689	1,039
HSBC	12/5/2012	USD	49,757	JPY	4,000,000	(1,230)
JP Morgan & Chase Co.	12/5/2012	USD	2,203,258	JPY	181,701,172	1,058
HSBC	1/8/2013	JPY	191,552,000	USD	2,323,631	(1,106)
JP Morgan & Chase Co.	1/8/2013	JPY	191,552,000	USD	2,323,622	(1,114)

						$133,264

Currency Abbreviations

JPY – Japanese Yen

USD – U.S. Dollar

* Non-income producing security.

REIT – Real Estate Investment Trust.

See Notes to Financial Statements.	26

This Page is Intentionally Left Blank

DBX ETF Trust

STATEMENTS OF ASSETS AND LIABILITIES

November 30, 2012 (Unaudited)

	db-X MSCI Brazil Currency-Hedged Equity Fund	db-X MSCI Canada Currency-Hedged Equity Fund	db-X MSCI EAFE Currency-Hedged Equity Fund
Assets
Investments at fair value	$4,121,332	$4,261,631	$14,047,901
Investments in Affiliates at fair value (See Note 5)	—	220,534	54,867
Cash	7,797	133,065	98,778
Foreign currency at value	4,320	22,319	50,489
Unrealized appreciation on futures contracts	—	—	1,280
Unrealized appreciation on forward foreign currency contracts	256,641	430	102,050
Receivables:
Dividends	6,541	6,849	48,130
Investment securities sold	34,086	49,574	26,636
Foreign tax reclaim	—	—	27,109
Reimbursement due from advisor	2,183	2,294	12,608
Prepaid expenses	1,699	1,691	—

Total Assets	$4,434,599	$4,698,387	$14,469,848

Liabilities
Unrealized depreciation on futures contracts	$—	$2,370	$—
Unrealized depreciation on forward foreign currency contracts	59,642	30,740	37,377
Payables:
Investment advisory fees	2,058	1,884	4,013
Investment securities purchased	181,798	36,081	107,936
Accrued expenses and other liabilities	—	—	7,800

Total Liabilities	243,498	71,075	157,126

Net Assets	$4,191,101	$4,627,312	$14,312,722

Net Assets Consist of
Paid-in capital	$5,030,749	$5,020,806	$13,650,318
Undistributed net investment income	31,427	37,317	115,226
Accumulated net realized gain (loss) on investments, futures and foreign currency transactions	23,742	(116,694)	(169,757)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(894,817)	(314,117)	716,935

Net Assets	$4,191,101	$4,627,312	$14,312,722

Number of Common Shares outstanding	200,800	200,800	600,800

Net Assets Value	$20.87	$23.04	$23.82

Investments at cost	$5,212,456	$4,550,868	$13,398,678

Investments in Affiliates at cost	$—	$212,793	$52,579

Foreign currency at cost	$4,509	$22,276	$49,837

See Notes to Financial Statements.	28

DBX ETF Trust

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

November 30, 2012 (Unaudited)

	db-X MSCI Emerging Markets Currency-Hedged Equity Fund	db-X MSCI Japan Currency-Hedged Equity Fund
Assets
Investments at fair value	$4,443,887	$4,632,773
Investments in Affiliates at fair value (See Note 5)	—	—
Cash	34,016	89,400
Foreign currency at value	22,383	21,375
Unrealized appreciation on futures contracts	—	6,078
Unrealized appreciation on forward foreign currency contracts	44,404	136,714
Receivables:
Dividends	2,038	27,235
Investment securities sold	9,983	7,226
Foreign tax reclaim	—	—
Reimbursement due from advisor	2,230	2,312
Prepaid expenses	1,719	1,789

Total Assets	$4,560,660	$4,924,902

Liabilities
Unrealized depreciation on futures contracts	$70	$—
Unrealized depreciation on forward foreign currency contracts	31,097	3,450
Payables:
Investment advisory fees	2,373	1,882
Investment securities purchased	22,158	146,299
Accrued expenses and other liabilities	—	—

Total Liabilities	55,698	151,631

Net Assets	$4,504,962	$4,773,271

Net Assets Consist of
Paid-in capital	$5,040,490	$5,022,636
Undistributed net investment income	23,296	37,095
Accumulated net realized gain (loss) on investments, futures and foreign currency transactions	(184,561)	(90,427)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(374,263)	(196,033)

Net Assets	$4,504,962	$4,773,271

Number of Common Shares outstanding	200,800	200,800

Net Assets Value	$22.44	$23.77

Investments at cost	$4,831,884	$4,966,330

Investments in Affiliates at cost	$—	$—

Foreign currency at cost	$21,808	$21,524

See Notes to Financial Statements.	29

DBX ETF Trust

STATEMENTS OF OPERATIONS

For the Six Months Ended November 30, 2012 (Unaudited)

	db-X MSCI Brazil Currency-Hedged Equity Fund	db-X MSCI Canada Currency-Hedged Equity Fund	db-X MSCI EAFE Currency-Hedged Equity Fund
Investment income
Dividend income*	$50,130	$55,125	$173,877

Total Investment Income	50,130	55,125	173,877

Expenses
Trustees fees	5,661	5,931	38,541
Advisory fees	12,677	11,265	24,751

Total Expenses	18,338	17,196	63,292

Less fees waived and expenses reimbursed: (See Note 3)
Waiver	(2,183)	(2,294)	(12,608)

Net Expenses	16,155	14,902	50,684

Net Investment Income	33,975	40,223	123,193

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(75,893)	(37,182)	(99,255)
In-kind redemptions	—	—	(875,927)
Futures contracts	—	2,774	(28,865)
Foreign currency transactions	177,828	39,727	739,985

Net realized gain (loss)	101,935	5,319	(264,062)
Net change in unrealized appreciation (depreciation) on:
Investments	31,872	489,018	3,189,555
Futures contracts	—	7,771	52,740
Foreign currency translations	(76,594)	(219,858)	(1,294,343)

Net change in unrealized appreciation (depreciation)	(44,722)	276,931	1,947,952

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	57,213	282,250	1,683,890

Net Increase in Net Assets from Operations	$91,188	$322,473	$1,807,083

* Foreign taxes withheld	$3,359	$9,767	$9,409

See Notes to Financial Statements.	30

DBX ETF Trust

STATEMENTS OF OPERATIONS (Continued)

For the Six Months Ended November 30, 2012 (Unaudited)

	db-X MSCI Emerging Markets Currency-Hedged Equity Fund	db-X MSCI Japan Currency-Hedged Equity Fund
Investment income
Dividend income*	$55,396	$49,041

Total Investment Income	55,396	49,041

Expenses
Trustees fees	5,767	5,991
Advisory fees	14,214	11,305

Total Expenses	19,981	17,296

Less fees waived and expenses reimbursed: (See Note 3)
Waiver	(2,230)	(2,312)

Net Expenses	17,751	14,984

Net Investment Income	37,645	34,057

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(38,315)	(17,477)
In-kind redemptions	—	—
Futures contracts	(2,895)	(10,434)
Foreign currency transactions	18,432	465

Net realized gain (loss)	(22,778)	(27,446)
Net change in unrealized appreciation (depreciation) on:
Investments	458,660	181,815
Futures contracts	8,070	19,541
Foreign currency translations	(191,955)	218,814

Net change in unrealized appreciation (depreciation)	274,775	420,170

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	251,997	392,724

Net Increase in Net Assets from Operations	$289,642	$426,781

* Foreign taxes withheld	$8,606	$3,694

See Notes to Financial Statements.	31

DBX ETF Trust

STATEMENTS OF CHANGES IN NET ASSETS

	db-X MSCI Brazil Currency-Hedged Equity Fund		db-X MSCI Canada Currency-Hedged Equity Fund
	For the Six Months Ended November 30, 2012 (Unaudited)	For the Period Ended June 9, 2011(1) to May 31, 2012	For the Six Months Ended November 30, 2012 (Unaudited)	For the Period Ended June 9, 2011(1) to May 31, 2012
Increase (Decrease) in Net Assets from Operations
Net investment income	$33,975	$128,400	$40,223	$54,519
Net realized gain (loss) on investments, futures and foreign currency related transactions	101,935	726	5,319	(72,972)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(44,722)	(850,095)	276,931	(591,048)

Net increase (decrease) in net assets from operations	91,188	(720,969)	322,473	(609,501)

Distributions to Shareholders from
Net investment income	(65,423)	(57,834)	(26,379)	(23,076)
Net realized gains on investments, futures and foreign currency transactions	—	(86,687)	—	(57,011)

Total distributions	(65,423)	(144,521)	(26,379)	(80,087)

Fund Shares Transactions
Proceeds from shares sold	—	5,010,826	—	5,000,806
Value of shares redeemed	—	—	—	—

Net increase (decrease) in net assets resulting from fund share transactions	—	5,010,826	—	5,000,806

Total increase (decrease) in Net Assets	25,765	4,145,336	296,094	4,311,218

Net Assets
Beginning of period	4,165,336	20,000	4,331,218	20,000

End of period	$4,191,101	$4,165,336	$4,627,312	$4,331,218

Undistributed net investment income	$31,427	$62,875	$37,317	$23,473

Changes in Shares Outstanding
Shares outstanding, beginning of period	200,800	800	200,800	800
Shares sold	—	200,000	—	200,000
Shares redeemed	—	—	—	—

Shares outstanding, end of period	200,800	200,800	200,800	200,800

(1)	Commencement of operations.

See Notes to Financial Statements.	32

DBX ETF Trust

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	db-X MSCI EAFE Currency-Hedged Equity Fund		db-X MSCI Emerging Markets Currency-Hedged Equity Fund
	For the Six Months Ended November 30, 2012 (Unaudited)	For the Period Ended June 9, 2011(1) to May 31, 2012	For the Six Months Ended November 30, 2012 (Unaudited)	For the Period Ended June 9, 2011(1) to May 31, 2012
Increase (Decrease) in Net Assets from Operations
Net investment income	$123,193	$644,207	$37,645	$43,072
Net realized gain (loss) on investments, futures and foreign currency related transactions	(264,062)	(9,838)	(22,778)	(44,021)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	1,947,952	(1,231,017)	274,775	(649,038)

Net increase (decrease) in net assets from operations	1,807,083	(596,648)	289,642	(649,987)

Distributions to Shareholders from
Net investment income	(552,932)	(133,281)	(45,487)	(11,326)
Net realized gains on investments, futures and foreign currency transactions	—	—	—	(118,447)

Total distributions	(552,932)	(133,281)	(45,487)	(129,773)

Fund Shares Transactions
Proceeds from shares sold	4,380,906	36,042,169	—	5,020,567
Value of shares redeemed	(22,301,352)	(4,353,223)	—	—

Net increase (decrease) in net assets resulting from fund share transactions	(17,920,446)	31,688,946	—	5,020,567

Total increase (decrease) in Net Assets	(16,666,295)	30,959,017	244,155	4,240,807

Net Assets
Beginning of period	30,979,017	20,000	4,260,807	20,000

End of period	$14,312,722	$30,979,017	$4,504,962	$4,260,807

Undistributed net investment income	$115,226	$544,965	$23,296	$31,138

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,400,800	800	200,800	800
Shares sold	200,000	1,600,000	—	200,000
Shares redeemed	(1,000,000)	(200,000)	—	—

Shares outstanding, end of period	600,800	1,400,800	200,800	200,800

(1)	Commencement of operations.

See Notes to Financial Statements.	33

DBX ETF Trust

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	db-X MSCI Japan Currency-Hedged Equity Fund
	For the Six Months Ended November 30, 2012 (Unaudited)	For the Period Ended June 9, 2011(1) to May 31, 2012
Increase (Decrease) in Net Assets from Operations
Net investment income	$34,057	$53,253
Net realized gain (loss) on investments, futures and foreign currency related transactions	(27,446)	(49,599)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	420,170	(616,203)

Net increase (decrease) in net assets from operations	426,781	(612,549)

Distributions to Shareholders from
Net investment income	(29,251)	(34,346)
Net realized gains on investments, futures and foreign currency transactions	—	—

Total distributions	(29,251)	(34,346)

Fund Shares Transactions
Proceeds from shares sold	—	5,002,636
Value of shares redeemed	—	—

Net increase (decrease) in net assets resulting from fund share transactions	—	5,002,636

Total increase (decrease) in Net Assets	397,530	4,355,741

Net Assets
Beginning of period	4,375,741	20,000

End of period	$4,773,271	$4,375,741

Undistributed net investment income	$37,095	$32,289

Changes in Shares Outstanding
Shares outstanding, beginning of period	200,800	800
Shares sold	—	200,000
Shares redeemed	—	—

Shares outstanding, end of period	200,800	200,800

(1)	Commencement of operations.

See Notes to Financial Statements.	34

DBX ETF Trust

FINANCIAL HIGHLIGHTS

For a Share outstanding throughout the period

db-X MSCI Brazil Currency-Hedged Equity Fund	For the Six Months Ended November 30, 2012 (Unaudited)	For the Period June 9, 2011* to May 31, 2012
Net Asset Value, beginning of period	$20.74	$25.00

Income from Investment Operations:
Net investment income**	0.17	0.64
Net realized and unrealized gain (loss) on investments and foreign currency transactions**	0.29	(4.18)

Net increase (decrease) in net asset value from operations	0.46	(3.54)

Distributions paid to shareholders from:
Net investment income	(0.33)	(0.29)
Net realized capital gains	—	(0.43)

Total distributions	(0.33)	(0.72)

Net Asset Value, end of period	$20.87	$20.74

Total Return***	2.22%	(14.28)%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$4,191	$4,165
Ratios to average net assets:
Expenses, net of expense reimbursements	0.76%†	1.13%†
Expenses, prior to expense reimbursements	0.87%†	—
Net investment income	1.61%†	2.89%†
Portfolio turnover rate††	7%	34%

db-X MSCI Canada Currency-Hedged Equity Fund	For the Six Months Ended November 30, 2012 (Unaudited)	For the Period June 9, 2011* to May 31, 2012
Net Asset Value, beginning of period	$21.57	$25.00

Income from Investment Operations:
Net investment income**	0.20	0.27
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions**	1.40	(3.30)

Net increase (decrease) in net asset value from operations	1.60	(3.03)

Distributions paid to shareholders from:
Net investment income	(0.13)	(0.12)
Net realized capital gains	—	(0.28)

Total distributions	(0.13)	(0.40)

Net Asset Value, end of period	$23.04	$21.57

Total Return***	7.47%	(12.14)%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$4,627	$4,331
Ratios to average net assets:
Expenses, net of expense reimbursements	0.66%†	1.04%†
Expenses, prior to expense reimbursements	0.76%†	—
Net investment income	1.79%†	1.20%†
Portfolio turnover rate††	3%	17%

*	Commencement of operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized.
†	Annualized.
††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	35

DBX ETF Trust

FINANCIAL HIGHLIGHTS (Continued)

For a Share outstanding throughout the period

db-X MSCI EAFE Currency-Hedged Equity Fund	For the Six Months Ended November 30, 2012 (Unaudited)	For the Period June 9, 2011* to May 31, 2012
Net Asset Value, beginning of period	$22.12	$25.00

Income from Investment Operations:
Net investment income**	0.21	0.70
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions**	2.87	(3.48)

Net increase (decrease) in net asset value from operations	3.08	(2.78)

Distributions paid to shareholders from:
Net investment income	(1.38)	(0.10)
Net realized capital gains	—	—

Total distributions	(1.38)	(0.10)

Net Asset Value, end of period	$23.82	$22.12

Total Return***	14.59%	(11.14)%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$14,313	$30,979
Ratios to average net assets:
Expenses, net of expense reimbursements	0.72%†	0.57%†
Expenses, prior to expense reimbursements	0.90%†	—
Net investment income	1.74%†	3.04%†
Portfolio turnover rate††	4%	14%

db-X MSCI Emerging Markets Currency-Hedged Equity Fund	For the Six Months Ended November 30, 2012 (Unaudited)	For the Period June 9, 2011* to May 31, 2012
Net Asset Value, beginning of period	$21.22	$25.00

Income from Investment Operations:
Net investment income**	0.19	0.21
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions**	1.26	(3.34)

Net increase (decrease) in net asset value from operations	1.45	(3.13)

Distributions paid to shareholders from:
Net investment income	(0.23)	(0.06)
Net realized capital gains	—	(0.59)

Total distributions	(0.23)	(0.65)

Net Asset Value, end of period	$22.44	$21.22

Total Return***	6.88%	(12.52)%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$4,505	$4,261
Ratios to average net assets:
Expenses, net of expense reimbursements	0.81%†	1.19%†
Expenses, prior to expense reimbursements	0.91%†	—
Net investment income	1.72%†	0.97%†
Portfolio turnover rate††	2%	19%

*	Commencement of operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized.
†	Annualized.
††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	36

DBX ETF Trust

FINANCIAL HIGHLIGHTS (Continued)

For a Share outstanding throughout the period

db-X MSCI Japan Currency-Hedged Equity Fund	For the Six Months Ended November 30, 2012 (Unaudited)	For the Period June 9, 2011* to May 31, 2012
Net Asset Value, beginning of period	$21.79	$25.00

Income from Investment Operations:
Net investment income**	0.17	0.27
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions**	1.96	(3.31)

Net increase (decrease) in net asset value from operations	2.13	(3.04)

Distributions paid to shareholders from:
Net investment income	(0.15)	(0.17)
Net realized capital gains	—	—

Total distributions	(0.15)	(0.17)

Net Asset Value, end of period	$23.77	$21.79

Total Return***	9.79%	(12.16)%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$4,773	$4,376
Ratios to average net assets:
Expenses, net of expense reimbursements	0.66%†	1.03%†
Expenses, prior to expense reimbursements	0.76%†	—
Net investment income	1.51%†	1.15%†
Portfolio turnover rate††	5%	16%

*	Commencement of operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized.
†	Annualized.
††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	37

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) was organized as a Delaware statutory trust on October 7, 2010 and commenced operations on June 9, 2011, and is registered under the Investment Company Act of 1940, as amended (the “Act”).

As of November 30, 2012, there were five (5) series of exchange-traded funds (“ETF”) (each, a “Fund,” and collectively, the “Funds”) in operation and trading:

db-X MSCI Brazil Currency-Hedged Equity Fund	“db-X MSCI Brazil Fund”
db-X MSCI Canada Currency-Hedged Equity Fund	“db-X MSCI Canada Fund”
db-X MSCI EAFE Currency-Hedged Equity Fund	“db-X MSCI EAFE Fund”
db-X MSCI Emerging Markets Currency-Hedged Equity Fund	“db-X MSCI Emerging Markets Fund”
db-X MSCI Japan Currency-Hedged Equity Fund	“db-X MSCI Japan Fund”

On January 16, 2013, the Board of Trustees approved a change in the Funds’ names. Effective January 31, 2013, each of these Funds’ names will be changed as follows:

Current Fund Name	New Fund Name
db-X MSCI Brazil Currency-Hedged Equity Fund	db X-trackers MSCI Brazil Hedged Equity Fund
db-X MSCI Canada Currency-Hedged Equity Fund	db X-trackers MSCI Canada Hedged Equity Fund
db-X MSCI EAFE Currency-Hedged Equity Fund	db X-trackers MSCI EAFE Hedged Equity Fund
db-X MSCI Emerging Markets Currency-Hedged Equity Fund	db X-trackers MSCI Emerging Markets Hedged Equity Fund
db-X MSCI Japan Currency-Hedged Equity Fund	db X-trackers MSCI Japan Hedged Equity Fund

DBX Advisors LLC (“DBX” or the “Advisor”) serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees.

Each Fund offers shares, that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 200,000 shares, each called a “Creation Unit.” Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). MSCI is the creator of each Underlying Index. Each Underlying Index is comprised of securities listed in countries in the MSCI Global Index Series. All listed equity securities and listed securities that exhibit characteristics of equity securities, except mutual funds, exchange traded funds, equity derivatives, limited partnerships and most investment trusts, are eligible for inclusion in the equity universe. REITs in some countries and certain income trusts in Canada are also eligible for inclusion. Each company and its securities (i.e., share classes) are classified in only one country, which allows for a distinctive sorting of each company by its respective country.

The underlying indices for the Funds are:

Fund	Underlying Index
db-X MSCI Brazil Fund	MSCI Brazil US Dollar Hedged Index
db-X MSCI Canada Fund	MSCI Canada US Dollar Hedged Index
db-X MSCI EAFE Fund	MSCI EAFE US Dollar Hedged Index
db-X MSCI Emerging Markets Fund	MSCI EM US Dollar Hedged Index
db-X MSCI Japan Fund	MSCI Japan US Dollar Hedged Index

The MSCI Hedged Indices are rebalanced monthly on the last trading day of the month, when the index will take into account the effect of rolling into new 1-month forward contracts based on the newly determined weights of currency to be sold for the next month’s index calculation. The currency weights are determined as of the close of two business days before the first calendar day of following month and remain constant intra month. This means that no changes in the weights are made during the month to account for changes in the indexes due to price movement of securities, corporate events, additions, deletions or any other changes. The daily calculation of MSCI Hedged Indices marks to market the one-month forward contracts on a daily basis by using an equal and offsetting forward position.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between MSCI and DBX. There is no charge to the Funds in connection with these licensing agreements.

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Each Fund is non-diversified and will generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. Markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation    The Net Asset Value (“NAV”), of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Any assets or securities for which market quotations are not readily available are valued at fair-value in accordance with procedures adopted by the Board of Trustees. The Board of Trustees has delegated to the Advisor the responsibility to exercise oversight in the administration of these procedures.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Funds may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

In general, the market value of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price.

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Fair Value Measurement    The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities
•

Level 2 — inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means

•	Level 3 — significant unobservable inputs (including a Fund’s own assumption in determining the fair value of investments)

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. However, the determination of what constitutes an

“observable” input may require significant judgment by the Funds. The Funds consider observable inputs to be market data that is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Level 1 investments consist of active listed equities.

Level 2 investments generally include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Forward currency contracts and rights are included in Level 2.

Level 3 investments may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange and less liquid corporate debt securities. When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of investments classified as Level 3 may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 securities may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 securities does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations. There are no securities classified as Level 3 at November 30, 2012.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The following table summarizes the valuation of each Fund’s investments by the above fair value hierarchy levels as of November 30, 2012 (see the Schedule of Investments for security categories). For the six-month period ended November 30, 2012, there were no transfers between investment levels.

	Investments in Securities
	Level 1	Level 2	Level 3	Fair Value at 11/30/2012
db-X MSCI Brazil Fund
Investments in Securities*
Common Stocks	$2,007,901	$—	$—	$2,007,901
Preferred Stocks	2,113,431	—	—	2,113,431
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	256,641	—	256,641
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(59,642)	—	(59,642)

Total Investments	$4,121,332	$196,999	$—	$4,318,331

db-X MSCI Canada Fund
Investments in Securities*
Common Stocks	$4,482,165	$—	$—	$4,482,165
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	430	—	430
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(30,740)	—	(30,740)
Futures Contracts	(2,370)	—	—	(2,370)

Total Investments	$4,479,795	$(30,310)	$—	$4,449,485

db-X MSCI EAFE Fund
Investments in Securities*
Common Stocks	$14,002,914	$—	$—	$14,002,914
Preferred Stocks	99,854	—	—	99,854
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	102,050	—	102,050
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(37,377)	—	(37,377)
Futures Contracts	1,280	—	—	1,280

Total Investments	$14,104,048	$64,673	$—	$14,168,721

db-X MSCI Emerging Markets Fund
Investments in Securities*
Common Stocks	$4,142,102	$—	$—	$4,142,102
Preferred Stocks	301,576	—	—	301,576
Rights	14	195	—	209
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	44,404	—	44,404
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(31,097)	—	(31,097)
Futures Contracts	(70)	—	—	(70)

Total Investments	$4,443,622	$13,502	$—	$4,457,124

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Investments in Securities
	Level 1	Level 2	Level 3	Fair Value at 11/30/2012
db-X MSCI Japan Fund
Investments in Securities*
Common Stocks	$4,632,773	$—	$—	$4,632,773
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	136,714	—	136,714
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(3,450)	—	(3,450)
Futures Contracts	6,078	—	—	6,078

Total Investments	$4,638,851	$133,264	$—	$4,772,115

*	See Schedule of Investments for Industry or Country Classification.

In December 2011, FASB issued ASU No. 2011-11 related to Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The Advisor is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

Forward Currency Contracts    Each Fund may enter into forward currency contracts designed to offset a Fund’s exposure to non-U.S. currencies. In addition, the Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to Shareholders.

The db-X MSCI Brazil Fund, db-X MSCI Canada Fund and db-X MSCI Japan Fund each invest in forward foreign currency exchange contracts to hedge against changes in the value of the U.S. dollar against the Brazilian real, Canadian dollar and the Japanese yen, respectively. Similarly, the db-X MSCI EAFE Fund and db-X MSCI Emerging Markets Fund invest in forward foreign currency exchange contracts to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

Forward contracts are valued daily and the Fund’s net equity therein, represents unrealized appreciation or depreciation on the contracts as measured by the difference between the contracted price or rate and the forward price or rate at the reporting date which is included in the statement of assets and liabilities. Generally, the key inputs for most forward contracts include notional, maturity, forward rate, and spot rate.

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Each Fund may enter into futures contracts to purchase securities indexes when the Advisor and/or Sub-Advisor anticipate purchasing the underlying securities and believe prices will rise before the purchase will be made. To the extent required by law, liquid assets committed to futures contracts will be maintained.

Open futures contracts are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used.

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

Cash    Cash consists of cash held at banks.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors semi-annually sufficient to relieve it from all, or substantially all, Federal income and excise taxes. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital. Each Fund pays out dividends from its net investment income to investors semi-annually. Each Fund distributes any net capital gains annually.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of November 30, 2012, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Expenses    Expenses that are directly related to a specific Fund are charged to that respective Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Foreign Currency Translation    The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars using an exchange rate deemed appropriate by the investment advisor. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments in securities. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translations” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in “Net realized gain (loss) from foreign currency related transactions” on the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in or are a reduction of ordinary income in accordance with U.S. Federal income tax regulations.

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Derivatives    The fair value of derivative instruments as of November 30, 2012 by risk category:

The fair value of derivative instruments as of November 30, 2012 by risk category:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Asset and Liabilities Location	Fair Value	Statement of Asset and Liabilities Location	Fair Value
db-X MSCI Brazil Fund

Equity contracts	Unrealized appreciation on futures contracts	$—	Unrealized depreciation on futures contracts	$—
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	256,641	Unrealized depreciation on forward foreign currency contracts	59,642

Total		$256,641		$59,642

db-X MSCI Canada Fund

Equity contracts	Unrealized appreciation on futures contracts	$—	Unrealized depreciation on futures contracts	$2,370
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	430	Unrealized depreciation on forward foreign currency contracts	30,740

Total		$430		$33,110

db-X MSCI EAFE Fund

Equity contracts	Unrealized appreciation on futures contracts	$1,280	Unrealized depreciation on futures contracts	$—
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	102,050	Unrealized depreciation on forward foreign currency contracts	37,377

Total		$103,330		$37,377

db-X MSCI Emerging Markets Fund

Equity contracts	Unrealized appreciation on futures contracts	$—	Unrealized depreciation on futures contracts	$70
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	44,404	Unrealized depreciation on forward foreign currency contracts	31,097

Total		$44,404		$31,167

db-X MSCI Japan Fund

Equity contracts	Unrealized appreciation on futures contracts	$6,078	Unrealized depreciation on futures contracts	$—
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	136,714	Unrealized depreciation on forward foreign currency contracts	3,450

Total		$142,792		$3,450

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The effects of derivative instruments on the Statements of Operations for the six month period ended November 30, 2012 are as follows:

Amount of Net Realized Gain or (Loss) on Derivatives Recognized in Income

	Equity Futures Contracts	Forward Foreign Currency Contracts	Total
db-X MSCI Brazil Fund	$—	$180,669	$180,669
db-X MSCI Canada Fund	2,774	38,097	40,871
db-X MSCI EAFE Fund	(28,865)	734,011	705,146
db-X MSCI Emerging Markets Fund	(2,895)	12,221	9,326
db-X MSCI Japan Fund	(10,434)	(427)	(10,861)

Net Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

	Equity Futures Contracts	Forward Foreign Currency Contracts	Total
db-X MSCI Brazil Fund	$—	$(71,996)	$(71,996)
db-X MSCI Canada Fund	7,771	(219,982)	(212,211)
db-X MSCI EAFE Fund	52,740	(1,299,086)	(1,246,346)
db-X MSCI Emerging Markets Fund	8,070	(192,836)	(184,766)
db-X MSCI Japan Fund	19,541	223,856	243,397

For the six month period ended November 30, 2012 the average monthly volume of derivatives was as follows:

	Futures Contracts (Contract Value)	Forward Foreign Currency Contracts (Market Value)
db-X MSCI Brazil Fund	$—	$4,154,369
db-X MSCI Canada Fund	137,822	4,360,981
db-X MSCI EAFE Fund	136,348	12,811,354
db-X MSCI Emerging Markets Fund	48,557	4,272,199
db-X MSCI Japan Fund	94,115	4,423,064

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Fund’s Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate. The Advisor is also responsible for employing any sampling strategy for the Funds.

TDAM USA Inc. (“TDAM”) acts as investment sub-advisor to the Funds (“Sub-Advisor”). TDAM is a direct, wholly-owned subsidiary of The Toronto-Dominion Bank. The Sub-Advisor is responsible for the day-to-day management of the Funds, subject to the supervision of the Advisor and the Funds’ Board of Trustees. In this regard, the Sub-Advisor is responsible for implementing the replication strategy for each Fund with regard to its underlying index and for general administration, compliance and management services as may be agreed between the Advisor and Sub Advisor from time to time.

For its investment advisory services to each Fund, the Advisor is entitled to receive a unitary management fee from each Fund at an annual rate equal to 0.60% (with respect to db-X MSCI Brazil Fund), 0.50% (with respect to db-X MSCI Canada Fund), 0.35% (with respect to db-X MSCI EAFE Fund), 0.65% (with respect to db-X MSCI Emerging Markets Fund) and 0.50% (with respect db-X MSCI Japan Fund) of its average daily net assets. Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the payments to the Sub-Advisor, the cost of transfer agency, custody, fund administration, legal, audit and other services. Each Fund is responsible for the payment of, interest expense, taxes, brokerage expenses, expenses of the Disinterested Trustees and extraordinary expenses.

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Effective September 28, 2012, the Advisor has contractually agreed through September 30, 2013 to waive fees and/or reimburse the Fund’s expenses in order to limit the Fund’s net annual operating expenses to 0.60% (with respect to db-X MSCI Brazil Fund), 0.50% (with respect to db-X MSCI Canada Fund), 0.35% (with respect to db-X MSCI EAFE Fund), 0.65% (with respect to db-X MSCI Emerging Markets Fund) and 0.50% (with respect db-X MSCI Japan Fund) of its average daily net assets, except for interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses (the “Expense Cap”). In accordance with and as required by the Expense Cap, the Advisor will reimburse the Fund for the Independent Trustee Fees. The Expense Cap will remain in effect until at least September 30, 2013. Prior to September 28, 2012 the Funds did not have an Expense Cap.

The Advisor pays TDAM, out of its own resources, a fee based on a percentage of the average daily net assets of each Fund as set forth below:

db-X MSCI Brazil Fund

•	20 basis points (0.20%) of the first $100 million in daily net assets; and
•	12 basis points (0.12%) of the next $400 million in daily net assets; and
•	6 basis points (0.06%) of the daily net assets in excess of $500 million.

db-X MSCI Canada Fund

•	15 basis points (0.15%) of the first $100 million in daily net assets; and
•	7 basis points (0.07%) of the next $400 million in daily net assets; and
•	4 basis points (0.04%) of the daily net assets in excess of $500 million.

db-X MSCI EAFE Fund

•	12 basis points (0.12%) of the first $100 million in daily net assets; and
•	8 basis points (0.08%) of the next $400 million in daily net assets; and
•	4 basis points (0.04%) of the daily net assets in excess of $500 million.

db-X MSCI Emerging Markets Fund

•	20 basis points (0.20%) of the first $100 million in daily net assets; and
•	15 basis points (0.15%) of the next $400 million in daily net assets; and
•	6 basis points (0.06%) of the daily net assets in excess of $500 million.

db-X MSCI Japan Fund

•	15 basis points (0.15%) of the first $100 million in daily net assets; and
•	7 basis points (0.07%) of the next $400 million in daily net assets; and
•	4 basis points (0.04%) of the daily net assets in excess of $500 million.

The total aggregate fees paid by the Advisor to the Sub-Advisor will be at least $300,000 per year.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of four Trustees, of whom three are Independent Trustees. The Trust pays each Independent Trustee an annual fee of $25,000, plus a fee of $2,500 per meeting attended in-person or $1,500 per meeting attended telephonically. Each Independent Trustee also receives $1,500 per Audit Committee meeting. The Audit Committee Chairman receives $2,000 as an annual retainer fee. The Trust reimburses each Trustee for their costs and expenses associated with the performance of their duties hereunder, including the cost and expenses associated with attendance at meetings of the Board. Trustees’ fees and expenses are allocated among the Funds based on each Fund’s relative average daily net assets.

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4. Federal Income Taxes

As of May 31, 2012, the components of accumulated earnings (losses) were as follows:

	Undistributed Net Investment Income	Undistributed Long-Term Capital Gains	Net Accumulated Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
db-X MSCI Brazil Fund	$70,463	$254,690	$—	$(1,190,566)	$(865,413)
db-X MSCI Canada Fund	23,473	85,500	(2,583)	(795,978)	(689,588)
db-X MSCI EAFE Fund	936,106	1,053,575	—	(2,581,428)	(591,747)
db-X MSCI Emerging Markets Fund	31,138	50,049	(44,818)	(816,052)	(779,683)
db-X MSCI Japan Fund	32,289	—	(142,863)	(536,321)	(646,895)

The tax character of dividends and distributions declared during the period June 9, 2011 to May 31, 2012 were as follows:

	Ordinary Income	Long-Term
db-X MSCI Brazil Fund	$93,513	$51,008
db-X MSCI Canada Fund	38,447	41,640
db-X MSCI EAFE Fund	133,281	—
db-X MSCI Emerging Markets Fund	52,035	77,738
db-X MSCI Japan Fund	34,346	—

At May 31, 2012, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Post-effective-no expiration ST	Post-effective-no expiration LT	Total Amount
db-X MSCI Brazil Fund	$—	$—	$—
db-X MSCI Canada Fund	—	—	—
db-X MSCI EAFE Fund	—	—	—
db-X MSCI Emerging Markets Fund	—	—	—
db-X MSCI Japan Fund	52,666	80,951	133,617

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period.

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

During the period June 9, 2011 to May 31, 2012, the Funds incurred and elected to defer net capital losses as follows:

Post-October Losses on Capital
db-X MSCI Brazil Fund	$—
db-X MSCI Canada Fund	2,583
db-X MSCI EAFE Fund	—
db-X MSCI Emerging Markets Fund	44,818
db-X MSCI Japan Fund	9,246

In order to present paid-in capital and accumulated net realized gains or losses on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to additional paid-in capital,

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

undistributed net investment income or loss and accumulated net realized gains or losses on investments. These differences are primarily due to currency gain/(loss) and redemptions-in-kind. For the period June 9, 2011 to May 31, 2012, the adjustments were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Capital Gains (Accumulated Losses)	Paid-in Capital
db-X MSCI Brazil Fund	$(7,691)	$7,768	$(77)
db-X MSCI Canada Fund	(7,970)	7,970	—
db-X MSCI EAFE Fund	34,039	104,143	(138,182)
db-X MSCI Emerging Markets Fund	(608)	685	(77)
db-X MSCI Japan Fund	13,382	(13,382)	—

As of November 30, 2012, the cost of investments for Federal income tax purposes and the aggregated gross unrealized appreciation/depreciation on investments was as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
db-X MSCI Brazil Fund	$5,278,865	$159,640	$(1,317,173)	$(1,157,533)
db-X MSCI Canada Fund	4,778,919	246,921	(543,675)	(296,754)
db-X MSCI EAFE Fund	13,563,226	1,256,255	(716,713)	539,542
db-X MSCI Emerging Markets Fund	4,851,012	342,566	(749,691)	(407,125)
db-X MSCI Japan Fund	4,977,040	246,726	(590,993)	(344,267)

5. Investments in Affiliates

The Advisor is a wholly-owned subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Funds. The table below shows the transactions in and earnings from investments in Deutsche Bank AG Securities for the six-month period ended November 30, 2012.

	Fair Value 5/31/2012	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain	Fair Value 11/30/2012
db-X MSCI EAFE
Deutsche Bank AG (Common Stock)	$104,799	$—	$—	$(49,932)	$—	$54,867

The Sub-Advisor is a wholly-owned subsidiary of The Toronto-Dominion Bank. Therefore, The Toronto-Dominion Bank is considered to be affiliated with the Funds. The table below shows the transactions in and earnings from investments in The Toronto-Dominion Bank Securities for the six-month period ended November 30, 2012.

	Fair Value 5/31/2012	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain	Fair Value 11/30/2012	Dividend Income
db-X MSCI Canada
Toronto-Dominion Bank (The)	$209,761	$11,389	$—	$(616)	$—	$220,534	$3,934

6. Investment Portfolio Transactions

For the six-month period ended November 30, 2012, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
db-X MSCI Brazil Fund	$303,234	$304,780
db-X MSCI Canada Fund	125,821	293,151
db-X MSCI EAFE Fund	540,979	1,239,140
db-X MSCI Emerging Markets Fund	104,111	259,922
db-X MSCI Japan Fund	410,002	216,093

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

For the six-month period ended November 30, 2012, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
db-X MSCI EAFE Fund	$4,236,659	$22,035,295

7. Fund Share Transactions

As of November 30, 2012, there were unlimited Fund shares of $0.0001 par value authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

8. Subsequent Events

The Trust evaluated the need for disclosure and/or adjustment resulting from subsequent events through the date the financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated disclosure and/or adjustment.

DBX ETF Trust

ADDITIONAL INFORMATION (Unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Company uses to determine how to vote proxies related to each Fund’s portfolio securities, (and information on how the Funds voted proxies during the period ended June 30, 2011 on Form N-PX) is available without charge, upon request, (i) by calling 855-329-3837; (ii) on the Company’s website at www.dbxetf.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Company at 855-329-3837. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.dbxetf.com.

DBX ETF Trust

This report is intended for the shareholders of the DBX ETF Trust. It may not be distributed to prospective Investors unless it is preceded or accompanied by the current prospectus.

An Investor should consider the fund’s investment objective, risks, charges and expenses carefully before investing. For this and more complete information about the fund call 855-329-3837 or visit the website www.dbxetf.com. Please read the prospectus carefully before investing.

There are risks involved with investing in exchange-traded funds including possible loss of money. DBX ETF Trust Funds are not actively managed and are subject to risks similar to stocks, including those related to short selling and margin maintenance. Losses from short sales may be unlimited, and losses from purchases on margin may exceed original investment.

Investing involves risk, including possible loss of principal. Investing in funds that invest in specific countries or geographic regions may be more volatile than investing in broadly diversified funds. Securities focusing on a single country may be subject to higher volatility.

In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.

Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume.

Investments in currency involve additional special risks, such as credit risk, interest rate fluctuations, derivative investment risk which can be volatile and may be less liquid than other securities and the effect of varied economic conditions.

The prospectus is not an offer to buy or sell the portfolio shares, nor is the fund soliciting an offer to buy its shares in any jurisdiction where the offer or sale is not permitted.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc., member of FINRA, which is neither affiliated with DBX ETF Trust or any other affiliate, nor is it affiliated with The Bank of New York Mellon, or TDAM USA Inc.

MSCI and MSCI Index are servicemarks of MSCI Inc. and have been licensed for use by Deutsche Bank AG. db-X Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc. Nor does this company make any representation regarding the advisability of investing in db-X Funds. Index data source: MSCI Inc.

DBX ETF Trust

INVESTMENT ADVISOR

DBX Advisors LLC

60 Wall Street

New York, NY 10005

INVESTMENT SUB-ADVISOR

TDAM USA Inc.

161 Bay Street, 35th Floor

TD Canada Trust Tower

Toronto, Ontario Canada M5J 2T2

ADMINISTRATOR, CUSTODIAN, FUND ACCOUNTANT & TRANSFER AGENT

The Bank of New York Mellon

101 Barclay Street

New York, NY 10286

DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway

Suite 1100

Denver, CO 80203

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

5 Times Square

New York, NY 10036

LEGAL COUNSEL

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Item 2. Code of Ethics.

Not required for a semi-annual period.

Item 3. Audit Committee Financial Expert.

Not required for a semi-annual period.

Item 4. Principal Accountant Fees and Services.

Not required for a semi-annual period.

Items 5. Audit Committee of Listed Registrants.

Not required for a semi-annual period.

Item 6. Schedule of Investments.

(a) The schedule is included as a part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3-(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s Chief Executive Officer (principal executive officer) and Chief Financial Officer (principal financial officer) have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized and reported on a timely basis.

b)	There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(2) Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 302CERT.

(b) Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 906CERT.

.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) DBX ETF Trust

By:	/s/ Alex Depetris
Name:	Alex Depetris
Title:	President and Chief Executive Officer
Date:	January 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Alex Depetris
Name:	Alex Depetris
Title:	President and Chief Executive Officer
Date:	January 30, 2013

By:	/s/ Michael Gilligan
Name:	Michael Gilligan
Title:	Treasurer, Chief Financial Officer and Controller
Date:	January 30, 2013